JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT

F

Annual Report

To

Contract Owners

December 31, 2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account F:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Jefferson National Life Annuity Account F (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Jefferson National Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Jefferson National Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)1

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)1

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)1

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)1

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

1 Year Account (JNMVA1)

5 Year Account (JNMVA5)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 13, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

(1) See Note 1 to the financial statements for the former name of the subaccount.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares***		Cost		Investments, at fair value		Accounts Receivable		Total Assets		Accounts Payable		Contract Owners’ Equity		Accumulation Units		Contracts in Payout		Contract Owners’ Equity
ALVGIA	17,687	$	556,657	$	561,377	$	1	$	561,378	$	-	$	561,378	$	561,378	$	-	$	561,378
AASCO	46,831		1,069,124		872,925		-		872,925		1		872,924		872,924		-		872,924
ALCAI2	109,479		10,319,487		14,106,406		-		14,106,406		-		14,106,406		14,106,406		-		14,106,406
ALCGI2	59,536		4,883,846		6,142,364		-		6,142,364		1		6,142,363		6,142,363		-		6,142,363
ALMGI2	106,350		2,323,133		2,533,265		-		2,533,265		-		2,533,265		2,530,570		2,695		2,533,265
SVDF	110,944		2,831,240		2,805,763		1		2,805,764		-		2,805,764		2,805,764		-		2,805,764
SVOF	99,524		2,551,957		2,557,779		-		2,557,779		1		2,557,778		2,557,778		-		2,557,778
DSIF	98,442		6,147,777		8,579,244		-		8,579,244		1		8,579,243		8,575,735		3,508		8,579,243
DVSCS	40,736		774,549		733,654		1		733,655		-		733,655		733,655		-		733,655
CLVGT2	95,730		2,184,146		3,251,941		1		3,251,942		-		3,251,942		3,251,942		-		3,251,942
FHIB	52,659		307,639		304,368		-		304,368		1		304,367		304,367		-		304,367
FVU2	58,879		568,100		612,345		-		612,345		-		612,345		612,345		-		612,345
GVRUGM	243,123		243,123		243,123		-		243,123		-		243,123		242,946		177		243,123
RAF	1		1,068		63		-		63		1		62		62		-		62
RBF	8,594		806,586		796,443		-		796,443		1		796,442		796,442		-		796,442
RBKF	497		56,292		71,086		-		71,086		1		71,085		71,085		-		71,085
RBMF	748		76,918		88,271		-		88,271		-		88,271		88,271		-		88,271
RCPF	1,065		75,497		65,438		-		65,438		-		65,438		65,438		-		65,438
RELF	416		90,468		89,231		-		89,231		-		89,231		89,231		-		89,231
RENF	905		224,107		228,730		-		228,730		1		228,729		228,729		-		228,729
RESF	340		96,995		104,555		2		104,557		-		104,557		104,557		-		104,557
RFSF	625		74,403		77,687		-		77,687		1		77,686		77,686		-		77,686
RHCF	1,787		143,294		142,721		-		142,721		1		142,720		142,720		-		142,720
RINF	279		20,466		31,002		-		31,002		1		31,001		31,001		-		31,001
RLCE	30		3,755		4,799		-		4,799		1		4,798		4,798		-		4,798
RLCJ	358		33,612		39,434		-		39,434		-		39,434		39,434		-		39,434
RMED	1,375		255,158		339,185		-		339,185		2		339,183		339,183		-		339,183
RMEK	658		52,361		55,674		1		55,675		-		55,675		55,675		-		55,675
RNF	5,926		785,106		1,524,928		1		1,524,929		-		1,524,929		1,524,929		-		1,524,929
ROF	25,196		1,649,871		2,437,252		-		2,437,252		-		2,437,252		2,437,252		-		2,437,252
RPMF	8,515		455,900		826,553		1		826,554		-		826,554		826,554		-		826,554
RREF	1,736		61,451		66,235		-		66,235		-		66,235		66,235		-		66,235
RTEC	1,927		324,623		468,708		1		468,709		-		468,709		468,709		-		468,709
RTEL	596		35,433		49,592		1		49,593		-		49,593		49,593		-		49,593
RTF	5,565		1,976,794		3,368,538		-		3,368,538		2		3,368,536		3,368,536		-		3,368,536
RTRF	738		64,772		74,220		-		74,220		-		74,220		74,220		-		74,220
RUF	27		3,242		2,487		-		2,487		-		2,487		2,487		-		2,487

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares***	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RUGB	153	28,944	27,293	-	27,293	-	27,293	27,293	-	27,293
RUTL	4,798	167,873	207,300	1	207,301	-	207,301	207,301	-	207,301
RVF	9,574	1,295,530	2,141,150	1	2,141,151	-	2,141,151	2,141,151	-	2,141,151
RVIDD	-	934	14	-	14	1	13	13	-	13
RVISC	-	177	26	-	26	2	24	24	-	24
RVLCG	6,773	361,190	377,928	-	377,928	-	377,928	377,928	-	377,928
RVLCV	3,316	177,883	218,294	-	218,294	-	218,294	218,294	-	218,294
RVLDD	626	76,874	170,041	-	170,041	-	170,041	170,041	-	170,041
RVMCG	5,535	190,922	214,360	-	214,360	-	214,360	214,360	-	214,360
RVMCV	2,697	111,750	130,010	-	130,010	1	130,009	130,009	-	130,009
RVSCG	1,316	74,936	75,522	-	75,522	1	75,521	75,521	-	75,521
RVSCV	2,146	158,247	188,226	1	188,227	-	188,227	188,227	-	188,227
AVGI	23,002	704,175	828,761	-	828,761	-	828,761	828,761	-	828,761
AVHY1	167,641	828,919	794,618	-	794,618	-	794,618	794,618	-	794,618
IVGMMI	6,880,249	6,880,249	6,880,249	-	6,880,249	-	6,880,249	6,880,249	-	6,880,249
IVHS	10,880	307,110	325,200	-	325,200	-	325,200	325,200	-	325,200
IVMCC2	35,313	347,600	370,787	1	370,788	-	370,788	370,788	-	370,788
IVRE	20,055	315,800	283,980	-	283,980	-	283,980	283,980	-	283,980
IVT	6,526	130,869	167,642	-	167,642	-	167,642	167,642	-	167,642
JAEI	107,458	8,017,919	8,981,377	1	8,981,378	-	8,981,378	8,981,378	-	8,981,378
JAGRIN	70,725	3,977,616	5,634,694	-	5,634,694	-	5,634,694	5,634,694	-	5,634,694
JAIG	10,685	407,071	596,431	-	596,431	1	596,430	596,430	-	596,430
JARIN	152,668	6,198,855	9,908,125	-	9,908,125	1	9,908,124	9,904,879	3,245	9,908,124
LZREMS	11,546	236,780	344,994	-	344,994	-	344,994	344,994	-	344,994
LZRUSM	55,430	738,387	717,818	-	717,818	-	717,818	717,818	-	717,818
LPVCAI	7,572	150,277	106,388	-	106,388	-	106,388	106,388	-	106,388
LPVCII	10,703	235,000	216,734	-	216,734	-	216,734	216,734	-	216,734
LVCLGI	27,871	977,637	1,340,590	-	1,340,590	-	1,340,590	1,340,590	-	1,340,590
SBVHY	18	107	111	-	111	-	111	111	-	111
LACB2	215,675	1,702,039	1,950,778	1	1,950,779	-	1,950,779	1,950,779	-	1,950,779
LACI2	38,715	418,128	474,060	-	474,060	-	474,060	474,060	-	474,060
LACIPS	15,876	145,510	143,452	-	143,452	-	143,452	143,452	-	143,452
LACV2	182,550	2,181,185	2,358,364	1	2,358,365	-	2,358,365	2,358,365	-	2,358,365

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares***	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LOVCDG	11,307	187,577	224,328	1	224,329	-	224,329	224,329	-	224,329
LOVGI	61,240	2,260,804	2,569,620	-	2,569,620	-	2,569,620	2,569,620	-	2,569,620
GIG	20,818	310,319	321,848	-	321,848	-	321,848	321,848	-	321,848
GVEXD	77,572	861,273	1,032,487	1	1,032,488	-	1,032,488	1,032,488	-	1,032,488
NVAMVX	123,308	2,213,756	2,282,426	-	2,282,426	-	2,282,426	2,282,426	-	2,282,426
NVCBDY	24,121	222,644	223,604	-	223,604	-	223,604	223,604	-	223,604
NVOLG1	44,710	1,321,233	1,330,563	-	1,330,563	-	1,330,563	1,330,563	-	1,330,563
AMCG	13,742	411,666	398,374	1	398,375	-	398,375	398,375	-	398,375
AMRI	113,913	1,747,945	1,869,314	-	1,869,314	1	1,869,313	1,869,313	-	1,869,313
AMSRS	25,788	762,636	1,102,700	-	1,102,700	-	1,102,700	1,102,700	-	1,102,700
AMTB	98,779	1,018,860	955,196	-	955,196	-	955,196	955,196	-	955,196
NOVPDI	89,900	1,348,245	1,652,353	-	1,652,353	1	1,652,352	1,652,352	-	1,652,352
NOVPM	76,618	1,987,779	2,369,791	-	2,369,791	-	2,369,791	2,367,417	2,374	2,369,791
PMVAAA	29,797	299,304	285,457	-	285,457	-	285,457	285,457	-	285,457
PMVEBA	478	5,798	5,456	-	5,456	1	5,455	5,455	-	5,455
PMVFHA	342	3,685	3,438	-	3,438	-	3,438	3,438	-	3,438
PMVGBA	24,878	269,741	247,788	-	247,788	1	247,787	247,787	-	247,787
PMVHYA	67	512	498	-	498	-	498	498	-	498
PMVRRA	78,221	987,149	939,431	-	939,431	-	939,431	939,431	-	939,431
PMVRSA	2,413	17,993	15,178	-	15,178	-	15,178	15,178	-	15,178
PMVTRA	258,426	2,681,173	2,442,128	-	2,442,128	-	2,442,128	2,442,128	-	2,442,128
PVSTA	94,638	969,720	977,611	1	977,612	-	977,612	977,612	-	977,612
ROCMC	33,502	339,593	318,605	-	318,605	-	318,605	318,605	-	318,605
ROCSC	57,140	483,772	538,262	-	538,262	-	538,262	538,262	-	538,262
TAVV	23,277	524,092	582,868	-	582,868	-	582,868	582,868	-	582,868
VWBF	15,727	118,634	128,648	-	128,648	-	128,648	128,648	-	128,648
VWEM	67,014	757,033	792,778	-	792,778	-	792,778	792,778	-	792,778
VWHA	11,746	328,979	393,594	-	393,594	-	393,594	393,594	-	393,594
PIHYB2	2,544	22,756	21,777	-	21,777	1	21,776	21,776	-	21,776
PIVEI2	58,471	842,288	723,285	1	723,286	-	723,286	723,286	-	723,286
PIVF2	10,574	176,372	210,624	1	210,625	-	210,625	210,625	-	210,625
PIVMV2	14,987	165,381	167,710	-	167,710	-	167,710	167,710	-	167,710

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares***	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
One Year Interest Adjustment Account (JNMVA1)^			1,319,575	-	1,319,575	-	1,319,575	1,319,575		- 1,319,575
Three Year Interest Adjustment Account (JNMVA5)^ 1,182,977				-	1,182,977	-	1,182,977	1,182,977		- 1,182,977

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

***	If zero shares are listed, there may be ownership of the fund, however it is less than one full share.

^

Represents an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by Jefferson National Life Insurance Company for specified guarantee periods.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIA	AASCO	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	DSIF

Reinvested dividends	$5,425	-	-	-	-	-	1,313	84,010

Mortality and expense risk charges (note 2)	(5,976)	(10,611)	(162,888)	(73,509)	(31,756)	(35,229)	(31,594)	(102,531)

Net investment income (loss)	(551)	(10,611)	(162,888)	(73,509)	(31,756)	(35,229)	(30,281)	(18,521)

Realized gain (loss) on investments	(6)	(84,339)	1,323,435	758,427	(129,504)	(116,474)	5,496	447,793

Change in unrealized gain (loss) on investments	2,308	118,783	127,788	124,478	530,842	230,031	(103,031)	303,329

Net gain (loss) on investments	2,302	34,444	1,451,223	882,905	401,338	113,557	(97,535)	751,122

Reinvested capital gains	39,529	10,120	2,230,402	660,921	-	20,117	264,599	472,160

Net increase (decrease) in contract owners’ equity resulting from operations	$41,280	33,953	3,518,737	1,470,317	369,582	98,445	136,783	1,204,761

Investment Activity*:	DSRG	DVSCS	CLVGT2	FHIB	FVU2	GVRUGM	RAF	RBF

Reinvested dividends	$3,164	8,680	-	18,358	17,224	6,954	3	-

Mortality and expense risk charges (note 2)	(13,423)	(8,593)	(35,672)	(3,893)	(7,443)	(3,104)	(1)	(8,355)

Net investment income (loss)	(10,259)	87	(35,672)	14,465	9,781	3,850	2	(8,355)

Realized gain (loss) on investments	495,901	6,623	(34,516)	(2,420)	568	-	(188)	1,232

Change in unrealized gain (loss) on investments	(431,692)	(43,148)	608,140	8,692	11,880	-	172	154,154

Net gain (loss) on investments	64,209	(36,525)	573,624	6,272	12,448	-	(16)	155,386

Reinvested capital gains	101,092	66,072	294,769	-	10,508	-	-	30,856

Net increase (decrease) in contract owners’ equity resulting from operations	$155,042	29,634	832,721	20,737	32,737	3,850	(14)	177,887

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RBKF	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF

Reinvested dividends	$265	1,171	1,063	-	6,251	70	425	-

Mortality and expense risk charges (note 2)	(606)	(1,053)	(935)	(881)	(3,748)	(1,239)	(950)	(1,970)

Net investment income (loss)	(341)	118	128	(881)	2,503	(1,169)	(525)	(1,970)

Realized gain (loss) on investments	2,621	4,142	(1,707)	(218)	(1,533)	140	16,748	(2,575)

Change in unrealized gain (loss) on investments	7,068	12,240	(8,775)	(321)	15,154	1,124	(11,037)	5,701

Net gain (loss) on investments	9,689	16,382	(10,482)	(539)	13,621	1,264	5,711	3,126

Reinvested capital gains	-	6,514	5,952	25,873	-	-	1,701	15,111

Net increase (decrease) in contract owners’ equity resulting from operations	$9,348	23,014	(4,402)	24,453	16,124	95	6,887	16,267

Investment Activity*:	RINF	RLCE	RLCJ	RMED	RMEK	RNF	ROF	RPMF

Reinvested dividends	$-	58	1,318	1,543	892	-	694	9,711

Mortality and expense risk charges (note 2)	(385)	(62)	(395)	(4,012)	(667)	(17,815)	(28,002)	(5,960)

Net investment income (loss)	(385)	(4)	923	(2,469)	225	(17,815)	(27,308)	3,751

Realized gain (loss) on investments	1,211	187	(167)	923	(1,284)	76,256	124,243	49,525

Change in unrealized gain (loss) on investments	632	1,288	12,408	12,652	5,679	201,594	133,897	364,084

Net gain (loss) on investments	1,843	1,475	12,241	13,575	4,395	277,850	258,140	413,609

Reinvested capital gains	3,336	-	-	1,062	-	-	126,130	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,794	1,471	13,164	12,168	4,620	260,035	356,962	417,360

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RREF	RRF	RTEC	RTEL	RTF	RTRF	RUF	RUGB

Reinvested dividends	$1,037	-	-	95	2,945	-	250	1,085

Mortality and expense risk charges (note 2)	(841)	(3)	(5,178)	(534)	(36,724)	(928)	(44)	(414)

Net investment income (loss)	196	(3)	(5,178)	(439)	(33,779)	(928)	206	671

Realized gain (loss) on investments	(2,229)	92	6,209	230	69,910	(582)	(1,200)	(5,860)

Change in unrealized gain (loss) on investments	2,698	-	50,450	11,584	637,586	9,410	706	4,786

Net gain (loss) on investments	469	92	56,659	11,814	707,496	8,828	(494)	(1,074)

Reinvested capital gains	-	-	38,315	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$665	89	89,796	11,375	673,717	7,900	(288)	(403)

Investment Activity*:	RUTL	RVF	RVIDD	RVISC	RVLCG	RVLCV	RVLDD	RVMCG

Reinvested dividends	$2,843	-	1	1	-	2,552	1,422	-

Mortality and expense risk charges (note 2)	(2,523)	(24,102)	-	-	(6,530)	(2,609)	(1,873)	(2,727)

Net investment income (loss)	320	(24,102)	1	1	(6,530)	(57)	(451)	(2,727)

Realized gain (loss) on investments	2,157	322,397	(90)	-	15,194	10,954	1,884	(11,469)

Change in unrealized gain (loss) on investments	26,086	77,793	85	(4)	(13,190)	6,712	24,526	9,675

Net gain (loss) on investments	28,243	400,190	(5)	(4)	2,004	17,666	26,410	(1,794)

Reinvested capital gains	-	140,633	-	-	60,933	10,001	-	11,299

Net increase (decrease) in contract owners’ equity resulting from operations	$28,563	516,721	(4)	(3)	56,407	27,610	25,959	6,778

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	RVMCV	RVSCG	RVSCV	AVGI	AVHY1	IVDDI	IVGMMI	IVHS

Reinvested dividends	$160	-	-	5,115	54,252	7,449	268,391	-

Mortality and expense risk charges (note 2)	(1,615)	(1,009)	(2,290)	(9,733)	(9,948)	(4,827)	(85,149)	(3,748)

Net investment income (loss)	(1,455)	(1,009)	(2,290)	(4,618)	44,304	2,622	183,242	(3,748)

Realized gain (loss) on investments	2,518	(13,533)	17,829	89	(14,415)	15,481	-	2,442

Change in unrealized gain (loss) on investments	(9,301)	17,550	(12,141)	53,367	10,328	(8,815)	-	28,358

Net gain (loss) on investments	(6,783)	4,017	5,688	53,456	(4,087)	6,666	-	30,800

Reinvested capital gains	13,073	-	5,680	58,885	-	35,618	-	12,615

Net increase (decrease) in contract owners’ equity resulting from operations	$4,835	3,008	9,078	107,723	40,217	44,906	183,242	39,667

Investment Activity*:	IVMCC2	IVRE	IVT	JAEI	JAGRIN	JAIG	JARIN	LZREMS

Reinvested dividends	$377	5,683	-	28,607	39,973	8,070	11,657	8,150

Mortality and expense risk charges (note 2)	(4,441)	(3,349)	(2,030)	(113,492)	(68,070)	(7,078)	(119,255)	(3,706)

Net investment income (loss)	(4,064)	2,334	(2,030)	(84,885)	(28,097)	992	(107,598)	4,444

Realized gain (loss) on investments	(4,663)	(10,036)	20,669	453,732	656,745	38,293	906,386	11

Change in unrealized gain (loss) on investments	(874)	24,073	(11,143)	(497,999)	(124,317)	97,502	(8,690)	95,633

Net gain (loss) on investments	(5,537)	14,037	9,526	(44,267)	532,428	135,795	897,696	95,644

Reinvested capital gains	36,129	-	17,651	676,912	462,143	-	716,836	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,528	16,371	25,147	547,760	966,474	136,787	1,506,934	100,088

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVHY	LACB2	LACDV2

Reinvested dividends	$5,869	-	-	4,550	-	7	35,167	62

Mortality and expense risk charges (note 2)	(3,156)	(9,386)	(1,279)	(2,603)	(16,405)	(1)	(25,268)	(18,638)

Net investment income (loss)	2,713	(9,386)	(1,279)	1,947	(16,405)	6	9,899	(18,576)

Realized gain (loss) on investments	56,770	(43,810)	(4,416)	(1,220)	42,880	-	41,331	268,246

Change in unrealized gain (loss) on investments	(393)	(39,486)	1,183	(7,292)	(25,816)	3	110,647	(90,078)

Net gain (loss) on investments	56,377	(83,296)	(3,233)	(8,512)	17,064	3	151,978	178,168

Reinvested capital gains	10,722	94,150	16,012	28,826	89,943	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$69,812	1,468	11,500	22,261	90,602	9	161,877	159,592

Investment Activity*:	LACI2	LACIPS	LACV2	LOVCDG	LOVGI	GIG	GVEXD	NVAMVX

Reinvested dividends	$5,583	10,420	36,531	1,259	13,852	635	9,049	18,899

Mortality and expense risk charges (note 2)	(5,984)	(1,780)	(31,376)	(2,598)	(30,749)	(506)	(10,585)	(3,845)

Net investment income (loss)	(401)	8,640	5,155	(1,339)	(16,897)	129	(1,536)	15,054

Realized gain (loss) on investments	4,209	159	44,663	9,535	38,359	32	5,659	1,062

Change in unrealized gain (loss) on investments	59,295	(1,886)	101,457	3,903	81,578	11,529	124,732	68,670

Net gain (loss) on investments	63,504	(1,727)	146,120	13,438	119,937	11,561	130,391	69,732

Reinvested capital gains	-	-	189,669	16,657	258,160	-	1,348	3,354

Net increase (decrease) in contract owners’ equity resulting from operations	$63,103	6,913	340,944	28,756	361,200	11,690	130,203	88,140

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVCBDY	NVOLG1	AMCG	AMRI	AMSRS	AMTB	NOVPDI	NOVPM

Reinvested dividends	$7,705	10,442	-	7,996	-	50,029	20,102	-

Mortality and expense risk charges (note 2)	(2,267)	(2,139)	(5,185)	(21,280)	(13,060)	(11,605)	(20,271)	(27,360)

Net investment income (loss)	5,438	8,303	(5,185)	(13,284)	(13,060)	38,424	(169)	(27,360)

Realized gain (loss) on investments	(147)	44	8,069	7,072	29,923	(4,120)	12,582	49,490

Change in unrealized gain (loss) on investments	960	9,330	(40,333)	(8,723)	42,256	5,665	220,048	29,716

Net gain (loss) on investments	813	9,374	(32,264)	(1,651)	72,179	1,545	232,630	79,206

Reinvested capital gains	-	-	51,606	187,633	63,019	-	-	386,939

Net increase (decrease) in contract owners’ equity resulting from operations	$6,251	17,677	14,157	172,698	122,138	39,969	232,461	438,785

Investment Activity*:	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVRRA	PMVRSA	PMVTRA

Reinvested dividends	$12,707	360	118	10,536	30	30,536	427	95,623

Mortality and expense risk charges (note 2)	(3,375)	(65)	(43)	(2,914)	(7)	(11,466)	(181)	(29,171)

Net investment income (loss)	9,332	295	75	7,622	23	19,070	246	66,452

Realized gain (loss) on investments	(1,506)	(33)	(4)	(3,583)	-	(2,682)	(2,324)	(34,274)

Change in unrealized gain (loss) on investments	24,758	407	18	20,791	11	40,624	4,391	136,878

Net gain (loss) on investments	23,252	374	14	17,208	11	37,942	2,067	102,604

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,584	669	89	24,830	34	57,012	2,313	169,056

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$		$		$		$		$
Investment Activity*:	PVSTA	ROCMC	ROCSC	TAVV		VWBF		VWEM		VWHA		PIHYB2

Reinvested dividends	$48,882	-	9,517		11,636		6,599		5,225		8,641		1,212

Mortality and expense risk charges (note 2)	(13,634)	(3,573)	(6,201)		(6,400)		(1,535)		(9,007)		(4,292)		(264)

Net investment income (loss)	35,248	(3,573)	3,316		5,236		5,064		(3,782)		4,349		948

Realized gain (loss) on investments	(3,621)	489	(5,237)		(2,172)		467		(11,688)		(310)		(38)

Change in unrealized gain (loss) on investments	4,325	(7,517)	1,400		108,693		13,787		195,344		100,088		439

Net gain (loss) on investments	704	(7,028)	(3,837)		106,521		14,254		183,656		99,778		401

Reinvested capital gains	-	47,623	36,574		37,772		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations	35,952	37,022	36,053		149,529		19,318		179,874		104,127		1,349

Investment Activity*:	PIVEI2	PIVF2	PIVMV2
Reinvested dividends	$14,571	416	2,910
Mortality and expense risk charges (note 2)	(9,228)	(2,376)	(1,994)

Net investment income (loss)	5,343	(1,960)	916

Realized gain (loss) on investments	(32,806)	1,175	(1,691)
Change in unrealized gain (loss) on investments	(11,309)	12,978	(259)

Net gain (loss) on investments	(44,115)	14,153	(1,950)

Reinvested capital gains	108,594	24,770	12,952

Net increase (decrease) in contract owners’ equity resulting from operations	$69,822	36,963	11,918

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVGIA				AASCO				ALCAI2				ALCGI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(551)		1,220		(10,611)		(8,808)		(162,888)		(142,882)		(73,509)		(65,770)

Realized gain (loss) on investments		(6)		19,111		(84,339)		(16,970)		1,323,435		353,082		758,427		170,486

Change in unrealized gain (loss) on investments		2,308		24,568		118,783		92,765		127,788		4,057,585		124,478		1,678,773

Reinvested capital gains		39,529		19,572		10,120		-		2,230,402		-		660,921		-

Net increase (decrease) in contract owners’ equity resulting from operations		41,280		64,471		33,953		66,987		3,518,737		4,267,785		1,470,317		1,783,489

Equity transactions:

Purchase payments received from contract owners (note 4)		-		43		609		3,659		974,161		29,341		11,789		9,119

Transfers between subaccounts, net		79,770		(52,518)		13,006		11,149		(472,008)		(15,807)		(306,826)		(5,968)

Redemptions (notes 2, 3, and 4)		(9,114)		(16,215)		(120,230)		(129,975)		(2,618,531)		(1,128,475)		(878,631)		(466,611)

Adjustments to maintain reserves		-		-		-		-		(2)		-		-		-

Net equity transactions		70,656		(68,690)		(106,615)		(115,167)		(2,116,380)		(1,114,941)		(1,173,668)		(463,460)

Net change in contract owners’ equity		111,936		(4,219)		(72,662)		(48,180)		1,402,357		3,152,844		296,649		1,320,029

Contract owners’ equity at beginning of period		449,442		453,661		945,586		993,766		12,704,049		9,551,205		5,845,714		4,525,685

Contract owners’ equity at end of period		$561,378		449,442		872,924		945,586		14,106,406		12,704,049		6,142,363		5,845,714

CHANGE IN UNITS:

Beginning units		10,881		12,228		27,266		30,521		86,473		94,865		83,058		90,505

Units purchased		1,789		12,758		1,428		2,526		11,276		7,906		9,232		5,453

Units redeemed		(181)		(14,105)		(4,569)		(5,781)		(24,393)		(16,298)		(24,285)		(12,900)

Ending units		12,489		10,881		24,125		27,266		73,356		86,473		68,005		83,058

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALMGI2				SVDF				SVOF				DSIF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(31,756)		(32,545)		(35,229)		(37,375)		(30,281)		(32,561)		(18,521)		(8,801)

Realized gain (loss) on investments		(129,504)		(48,194)		(116,474)		(136,465)		5,496		32,155		447,793		567,592

Change in unrealized gain (loss) on investments		530,842		544,305		230,031		634,002		(103,031)		67,370		303,329		620,126

Reinvested capital gains		-		-		20,117		-		264,599		274,152		472,160		527,610

Net increase (decrease) in contract owners’ equity resulting from operations		369,582		463,566		98,445		460,162		136,783		341,116		1,204,761		1,706,527

Equity transactions:

Purchase payments received from contract owners (note 4)		82,733		877		90,417		(8,081)		3,138		5,216		125,765		32,184

Transfers between subaccounts, net		(12,029)		(37,513)		(3,996)		(145,188)		8,319		(80,690)		(20,069)		(319,261)

Redemptions (notes 2, 3, and 4)		(471,506)		(381,152)		(357,552)		(181,960)		(241,390)		(322,553)		(1,141,820)		(730,899)

Adjustments to maintain reserves		-		1		2		-		-		(1)		(1)		(2)

Net equity transactions		(400,802)		(417,787)		(271,129)		(335,229)		(229,933)		(398,028)		(1,036,125)		(1,017,978)

Net change in contract owners’ equity		(31,220)		45,779		(172,684)		124,933		(93,150)		(56,912)		168,636		688,549

Contract owners’ equity at beginning of period		2,564,485		2,518,706		2,978,448		2,853,515		2,650,928		2,707,840		8,410,607		7,722,058

Contract owners’ equity at end of period		$2,533,265		2,564,485		2,805,764		2,978,448		2,557,778		2,650,928		8,579,243		8,410,607

CHANGE IN UNITS:

Beginning units		39,811		46,629		56,663		63,170		34,823		40,311		139,319		157,073

Units purchased		3,783		3,427		3,059		2,285		1,443		1,221		6,169		10,722

Units redeemed		(9,406)		(10,245)		(8,307)		(8,792)		(4,304)		(6,709)		(22,748)		(28,476)

Ending units		34,188		39,811		51,415		56,663		31,962		34,823		122,740		139,319

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSRG				DVSCS				CLVGT2				FHIB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(10,259)		(9,329)		87		(561)		(35,672)		(35,847)		14,465		14,384

Realized gain (loss) on investments		495,901		53,348		6,623		41,034		(34,516)		(54,678)		(2,420)		(7,482)

Change in unrealized gain (loss) on investments		(431,692)		214,725		(43,148)		(9,520)		608,140		508,333		8,692		9,240

Reinvested capital gains		101,092		8,272		66,072		17,001		294,769		217,031		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		155,042		267,016		29,634		47,954		832,721		634,839		20,737		16,142

Equity transactions:

Purchase payments received from contract owners (note 4)		77,444		7,721		6,443		1,420		2,736		(1,974)		-		(193)

Transfers between subaccounts, net		(1,318,619)		(41,006)		6,333		(21,550)		(2,188)		(66,656)		-		(18,117)

Redemptions (notes 2, 3, and 4)		(187,829)		(111,164)		(20,361)		(48,822)		(518,756)		(323,146)		(20,776)		(28,776)

Adjustments to maintain reserves		(1)		-		1		1		3		(2)		-		(1)

Net equity transactions		(1,429,005)		(144,449)		(7,584)		(68,951)		(518,205)		(391,778)		(20,776)		(47,087)

Net change in contract owners’ equity		(1,273,963)		122,567		22,050		(20,997)		314,516		243,061		(39)		(30,945)

Contract owners’ equity at beginning of period		1,273,963		1,151,396		711,605		732,602		2,937,426		2,694,365		304,406		335,351

Contract owners’ equity at end of period		$-		1,273,963		733,655		711,605		3,251,942		2,937,426		304,367		304,406

CHANGE IN UNITS:

Beginning units		28,178		31,330		17,255		18,891		50,661		57,941		11,033		12,724

Units purchased		2,280		1,600		832		2,553		8,700		1,906		28		711

Units redeemed		(30,458)		(4,752)		(947)		(4,189)		(16,991)		(9,186)		(714)		(2,402)

Ending units		-		28,178		17,140		17,255		42,370		50,661		10,347		11,033

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FVU2				GVRUGM				RAF				RBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,781		5,447		3,850		6,890		2		10		(8,355)		(9,856)

Realized gain (loss) on investments		568		(928)		-		-		(188)		(170)		1,232		(4,420)

Change in unrealized gain (loss) on investments		11,880		71,142		-		-		172		140		154,154		(64,388)

Reinvested capital gains		10,508		-		-		66		-		-		30,856		70,548

Net increase (decrease) in contract owners’ equity resulting from operations		32,737		75,661		3,850		6,956		(14)		(20)		177,887		(8,116)

Equity transactions:

Purchase payments received from contract owners (note 4)		39		4		866		3,489		(2)		-		200		280

Transfers between subaccounts, net		9,174		11,999		-		-		-		-		(1,543)		(141,759)

Redemptions (notes 2, 3, and 4)		(25,770)		(34,862)		(19,451)		(50,830)		(8)		(10)		(9,076)		(58,112)

Adjustments to maintain reserves		-		(1)		-		(1)		2		1		-		-

Net equity transactions		(16,557)		(22,860)		(18,585)		(47,342)		(8)		(9)		(10,419)		(199,591)

Net change in contract owners’ equity		16,180		52,801		(14,735)		(40,386)		(22)		(29)		167,468		(207,707)

Contract owners’ equity at beginning of period		596,165		543,364		257,858		298,244		84		113		628,974		836,681

Contract owners’ equity at end of period		$612,345		596,165		243,123		257,858		62		84		796,442		628,974

CHANGE IN UNITS:

Beginning units		25,590		26,548		28,979		34,303		337		375		16,196		20,924

Units purchased		982		3,018		3,934		4,767		-		-		34		750

Units redeemed		(1,644)		(3,976)		(5,942)		(10,091)		(37)		(38)		(231)		(5,478)

Ending units		24,928		25,590		26,971		28,979		300		337		15,999		16,196

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RBKF				RBMF				RCPF				RELF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(341)		671		118		(337)		128		(190)		(881)		(888)

Realized gain (loss) on investments		2,621		3,346		4,142		1,826		(1,707)		(3,428)		(218)		12,549

Change in unrealized gain (loss) on investments		7,068		5,565		12,240		(5,565)		(8,775)		9,910		(321)		(10,709)

Reinvested capital gains		-		-		6,514		-		5,952		-		25,873		781

Net increase (decrease) in contract owners’ equity resulting from operations		9,348		9,582		23,014		(4,076)		(4,402)		6,292		24,453		1,733

Equity transactions:

Purchase payments received from contract owners (note 4)		1		-		4,389		(4,800)		-		-		(2)		6

Transfers between subaccounts, net		19,668		(9,397)		(3,583)		11,020		(3,042)		(66,707)		13,564		7,643

Redemptions (notes 2, 3, and 4)		(3,192)		(548)		(14,101)		(6,482)		(52,617)		(4,607)		(874)		(1,085)

Adjustments to maintain reserves		(1)		-		-		1		(1)		-		-		(1)

Net equity transactions		16,476		(9,945)		(13,295)		(261)		(55,660)		(71,314)		12,688		6,563

Net change in contract owners’ equity		25,824		(363)		9,719		(4,337)		(60,062)		(65,022)		37,141		8,296

Contract owners’ equity at beginning of period		45,261		45,624		78,552		82,889		125,500		190,522		52,090		43,794

Contract owners’ equity at end of period		$71,085		45,261		88,271		78,552		65,438		125,500		89,231		52,090

CHANGE IN UNITS:

Beginning units		4,403		5,383		2,706		2,743		4,051		6,325		923		888

Units purchased		3,025		2,964		497		1,282		2,301		1,964		223		3,697

Units redeemed		(1,755)		(3,944)		(880)		(1,319)		(4,130)		(4,238)		(12)		(3,662)

Ending units		5,673		4,403		2,323		2,706		2,222		4,051		1,134		923

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RENF				RESF				RFSF				RHCF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$2,503		3,730		(1,169)		(1,585)		(525)		(308)		(1,970)		(2,649)

Realized gain (loss) on investments		(1,533)		4,427		140		1,311		16,748		3,492		(2,575)		4,164

Change in unrealized gain (loss) on investments		15,154		(6,690)		1,124		(10,896)		(11,037)		8,922		5,701		(7,574)

Reinvested capital gains		-		-		-		-		1,701		260		15,111		5,393

Net increase (decrease) in contract owners’ equity resulting from operations		16,124		1,467		95		(11,170)		6,887		12,366		16,267		(666)

Equity transactions:

Purchase payments received from contract owners (note 4)		135,286		823		3,600		(702)		199		200		490		443

Transfers between subaccounts, net		24,129		(21,998)		(1,075)		782		(1,263)		(10,148)		(49,583)		(18,182)

Redemptions (notes 2, 3, and 4)		(264,244)		(61,114)		(9,026)		(7,554)		(2,551)		(1,531)		(8,283)		(18,956)

Adjustments to maintain reserves		1		-		3		-		1		1		(2)		-

Net equity transactions		(104,828)		(82,289)		(6,498)		(7,474)		(3,614)		(11,478)		(57,378)		(36,695)

Net change in contract owners’ equity		(88,704)		(80,822)		(6,403)		(18,644)		3,273		888		(41,111)		(37,361)

Contract owners’ equity at beginning of period		317,433		398,255		110,960		129,604		74,413		73,525		183,831		221,192

Contract owners’ equity at end of period		$228,729		317,433		104,557		110,960		77,686		74,413		142,720		183,831

CHANGE IN UNITS:

Beginning units		19,302		23,870		20,954		22,203		3,734		4,443		4,867		5,777

Units purchased		9,604		705		1,452		150		2,965		531		188		1,979

Units redeemed		(15,773)		(5,273)		(2,706)		(1,399)		(3,126)		(1,240)		(1,692)		(2,889)

Ending units		13,133		19,302		19,700		20,954		3,573		3,734		3,363		4,867

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RINF				RJNF				RLCE				RLCJ
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(385)		(614)		-		3		(4)		361		923		630

Realized gain (loss) on investments		1,211		(5,160)		-		(48)		187		535		(167)		(1,672)

Change in unrealized gain (loss) on investments		632		13,328		-		49		1,288		(1,048)		12,408		2,115

Reinvested capital gains		3,336		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,794		7,554		-		4		1,471		(152)		13,164		1,073

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		(3)		4		(4)		2		-

Transfers between subaccounts, net		-		(44,875)		-		-		-		(1,532)		-		(6,413)

Redemptions (notes 2, 3, and 4)		(2,618)		(1,269)		-		(61)		(1,496)		(934)		(306)		(1,185)

Adjustments to maintain reserves		-		-		-		1		(1)		1		-		-

Net equity transactions		(2,618)		(46,144)		-		(63)		(1,493)		(2,469)		(304)		(7,598)

Net change in contract owners’ equity		2,176		(38,590)		-		(59)		(22)		(2,621)		12,860		(6,525)

Contract owners’ equity at beginning of period		28,825		67,415		-		59		4,820		7,441		26,574		33,099

Contract owners’ equity at end of period		$31,001		28,825		-		-		4,798		4,820		39,434		26,574

CHANGE IN UNITS:

Beginning units		571		1,624		-		23		398		587		1,548		1,918

Units purchased		-		-		-		112		8		2,140		5		-

Units redeemed		(45)		(1,053)		-		(135)		(111)		(2,329)		(15)		(370)

Ending units		526		571		-		-		295		398		1,538		1,548

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RMED				RMEK				RNF				ROF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(2,469)		(2,100)		225		(208)		(17,815)		(16,639)		(27,308)		(22,062)

Realized gain (loss) on investments		923		4,845		(1,284)		(11,660)		76,256		67,905		124,243		130,419

Change in unrealized gain (loss) on investments		12,652		39,514		5,679		(8,051)		201,594		300,097		133,897		270,297

Reinvested capital gains		1,062		-		-		-		-		-		126,130		39,910

Net increase (decrease) in contract owners’ equity resulting from operations		12,168		42,259		4,620		(19,919)		260,035		351,363		356,962		418,564

Equity transactions:

Purchase payments received from contract owners (note 4)		1		-		1		-		3		241		1,114		(442)

Transfers between subaccounts, net		-		(24,328)		-		25,134		(14)		(24,629)		(14,094)		(7,176)

Redemptions (notes 2, 3, and 4)		(1,083)		(2,223)		(8,158)		(310)		(133,723)		(77,070)		(122,770)		(120,979)

Adjustments to maintain reserves		(2)		(1)		1		-		-		3		-		(1)

Net equity transactions		(1,084)		(26,552)		(8,156)		24,824		(133,734)		(101,455)		(135,750)		(128,598)

Net change in contract owners’ equity		11,084		15,707		(3,536)		4,905		126,301		249,908		221,212		289,966

Contract owners’ equity at beginning of period		328,099		312,392		59,211		54,306		1,398,628		1,148,720		2,216,040		1,926,074

Contract owners’ equity at end of period		$339,183		328,099		55,675		59,211		1,524,929		1,398,628		2,437,252		2,216,040

CHANGE IN UNITS:

Beginning units		3,971		4,292		1,116		1,119		20,031		21,514		18,403		19,522

Units purchased		-		-		-		3,821		3,604		536		1,172		1,668

Units redeemed		(4)		(321)		(169)		(3,824)		(5,293)		(2,019)		(2,315)		(2,787)

Ending units		3,967		3,971		947		1,116		18,342		20,031		17,260		18,403

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RPMF				RREF				RRF				RTEC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,751		189		196		91		(3)		-		(5,178)		(4,556)

Realized gain (loss) on investments		49,525		(824)		(2,229)		(4,520)		92		-		6,209		23,924

Change in unrealized gain (loss) on investments		364,084		5,443		2,698		7,996		-		-		50,450		38,905

Reinvested capital gains		-		-		-		-		-		-		38,315		15,474

Net increase (decrease) in contract owners’ equity resulting from operations		417,360		4,808		665		3,567		89		-		89,796		73,747

Equity transactions:

Purchase payments received from contract owners (note 4)		25		357		160		160		-		-		12,760		3,489

Transfers between subaccounts, net		347,210		985		-		(9,625)		(89)		-		19,902		(18,580)

Redemptions (notes 2, 3, and 4)		(22,494)		(5,283)		(18,621)		(2,064)		(1)		-		(29,926)		(33,977)

Adjustments to maintain reserves		-		(1)		-		1		1		-		1		-

Net equity transactions		324,741		(3,942)		(18,461)		(11,528)		(89)		-		2,737		(49,068)

Net change in contract owners’ equity		742,101		866		(17,796)		(7,961)		-		-		92,533		24,679

Contract owners’ equity at beginning of period		84,453		83,587		84,031		91,992		-		-		376,176		351,497

Contract owners’ equity at end of period		$826,554		84,453		66,235		84,031		-		-		468,709		376,176

CHANGE IN UNITS:

Beginning units		7,183		7,571		3,805		4,310		-		-		6,359		7,256

Units purchased		47,923		711		2,313		1,374		253		-		607		749

Units redeemed		(26,260)		(1,099)		(3,158)		(1,879)		(253)		-		(567)		(1,646)

Ending units		28,846		7,183		2,960		3,805		-		-		6,399		6,359

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RTEL				RTF				RTRF				RUF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(439)		(112)		(33,779)		(15,038)		(928)		(555)		206		384

Realized gain (loss) on investments		230		61		69,910		248,311		(582)		(367)		(1,200)		(369)

Change in unrealized gain (loss) on investments		11,584		4,622		637,586		576,279		9,410		3,048		706		(684)

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		11,375		4,571		673,717		809,552		7,900		2,126		(288)		(669)

Equity transactions:

Purchase payments received from contract owners (note 4)		14		-		3		-		(1)		2		2		-

Transfers between subaccounts, net		-		4,152		(133,230)		(46,765)		(5,029)		27,572		(22)		(1,432)

Redemptions (notes 2, 3, and 4)		(533)		(1,491)		(34,958)		(24,606)		(4,238)		(482)		(530)		(70)

Adjustments to maintain reserves		-		1		(2)		-		2		(3)		(1)		1

Net equity transactions		(519)		2,662		(168,187)		(71,371)		(9,266)		27,089		(551)		(1,501)

Net change in contract owners’ equity		10,856		7,233		505,530		738,181		(1,366)		29,215		(839)		(2,170)

Contract owners’ equity at beginning of period		38,737		31,504		2,863,006		2,124,825		75,586		46,371		3,326		5,496

Contract owners’ equity at end of period		$49,593		38,737		3,368,536		2,863,006		74,220		75,586		2,487		3,326

CHANGE IN UNITS:

Beginning units		3,073		2,849		30,872		32,106		2,154		1,322		6,260		8,855

Units purchased		1		601		3,934		7,256		221		1,179		41,767		-

Units redeemed		(29)		(377)		(5,374)		(8,490)		(454)		(347)		(42,642)		(2,595)

Ending units		3,045		3,073		29,432		30,872		1,921		2,154		5,385		6,260

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RUGB				RUTL				RVF				RVIDD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$671		1,085		320		165		(24,102)		(27,875)		1		2

Realized gain (loss) on investments		(5,860)		(11,578)		2,157		3,814		322,397		728,462		(90)		(92)

Change in unrealized gain (loss) on investments		4,786		3,706		26,086		23,751		77,793		3,350		85		86

Reinvested capital gains		-		-		-		-		140,633		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(403)		(6,787)		28,563		27,730		516,721		703,937		(4)		(4)

Equity transactions:

Purchase payments received from contract owners (note 4)		69		-		-		(137)		(1)		1,579		-		-

Transfers between subaccounts, net		562		(26,128)		(5,978)		16,447		(133,077)		(682,100)		-		-

Redemptions (notes 2, 3, and 4)		(1,833)		(2,332)		(3,645)		(3,979)		(195,772)		(45,671)		(1)		(1)

Adjustments to maintain reserves		2		1		1		1		1		-		(1)		-

Net equity transactions		(1,200)		(28,459)		(9,622)		12,332		(328,849)		(726,192)		(2)		(1)

Net change in contract owners’ equity		(1,603)		(35,246)		18,941		40,062		187,872		(22,255)		(6)		(5)

Contract owners’ equity at beginning of period		28,896		64,142		188,360		148,298		1,953,279		1,975,534		19		24

Contract owners’ equity at end of period		$27,293		28,896		207,301		188,360		2,141,151		1,953,279		13		19

CHANGE IN UNITS:

Beginning units		2,807		5,373		5,699		5,297		5,171		7,311		397		430

Units purchased		3,448		-		653		2,480		667		1,757		-		-

Units redeemed		(3,608)		(2,566)		(914)		(2,078)		(1,386)		(3,897)		(33)		(33)

Ending units		2,647		2,807		5,438		5,699		4,452		5,171		364		397

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVISC				RVLCG				RVLCV				RVLDD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1		2		(6,530)		(6,087)		(57)		72		(451)		(168)

Realized gain (loss) on investments		-		-		15,194		993		10,954		19,101		1,884		1,690

Change in unrealized gain (loss) on investments		(4)		(4)		(13,190)		116,990		6,712		1,778		24,526		21,890

Reinvested capital gains		-		-		60,933		2,182		10,001		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(3)		(2)		56,407		114,078		27,610		20,951		25,959		23,412

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		32,054		3,708		40,363		3,581		38		-

Transfers between subaccounts, net		-		-		(194,500)		(6,489)		(1,917)		(3,482)		-		-

Redemptions (notes 2, 3, and 4)		-		-		(60,074)		(25,898)		(64,139)		(33,485)		(1,225)		(1,260)

Adjustments to maintain reserves		-		-		-		1		(1)		(2)		-		(2)

Net equity transactions		-		-		(222,520)		(28,678)		(25,694)		(33,388)		(1,187)		(1,262)

Net change in contract owners’ equity		(3)		(2)		(166,113)		85,400		1,916		(12,437)		24,772		22,150

Contract owners’ equity at beginning of period		27		29		544,041		458,641		216,378		228,815		145,269		123,119

Contract owners’ equity at end of period		$24		27		377,928		544,041		218,294		216,378		170,041		145,269

CHANGE IN UNITS:

Beginning units		49		49		12,918		13,589		7,003		8,086		1,921		1,934

Units purchased		-		-		1,054		1,362		1,570		2,038		1		-

Units redeemed		-		-		(5,820)		(2,033)		(2,392)		(3,121)		(12)		(13)

Ending units		49		49		8,152		12,918		6,181		7,003		1,910		1,921

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	RVMCG				RVMCV				RVSCG				RVSCV
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(2,727)		(3,291)		(1,455)		(1,794)		(1,009)		(1,406)		(2,290)		(2,595)

Realized gain (loss) on investments		(11,469)		6,646		2,518		7,255		(13,533)		2,947		17,829		7,374

Change in unrealized gain (loss) on investments		9,675		31,772		(9,301)		(6,822)		17,550		7,085		(12,141)		932

Reinvested capital gains		11,299		20		13,073		7,302		-		-		5,680		-

Net increase (decrease) in contract owners’ equity resulting from operations		6,778		35,147		4,835		5,941		3,008		8,626		9,078		5,711

Equity transactions:

Purchase payments received from contract owners (note 4)		14,787		1,375		17,034		2,026		41,358		1,086		23,381		1,374

Transfers between subaccounts, net		(15,351)		14,408		(1,556)		(4,584)		(10,552)		(3,930)		(2,521)		1,785

Redemptions (notes 2, 3, and 4)		(38,154)		(46,361)		(28,838)		(24,404)		(56,623)		(15,898)		(47,875)		(17,105)

Adjustments to maintain reserves		-		-		(1)		(1)		(2)		-		2		(1)

Net equity transactions		(38,718)		(30,578)		(13,361)		(26,963)		(25,819)		(18,742)		(27,013)		(13,947)

Net change in contract owners’ equity		(31,940)		4,569		(8,526)		(21,022)		(22,811)		(10,116)		(17,935)		(8,236)

Contract owners’ equity at beginning of period		246,300		241,731		138,535		159,557		98,332		108,448		206,162		214,398

Contract owners’ equity at end of period		$214,360		246,300		130,009		138,535		75,521		98,332		188,227		206,162

CHANGE IN UNITS:

Beginning units		6,452		7,245		3,603		4,268		3,236		3,803		7,962		8,462

Units purchased		1,055		1,992		604		369		1,736		448		1,145		670

Units redeemed		(2,189)		(2,785)		(973)		(1,034)		(2,649)		(1,015)		(2,196)		(1,170)

Ending units		5,318		6,452		3,234		3,603		2,323		3,236		6,911		7,962

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AVGI				AVHY1				IVDDI				IVGMMI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(4,618)		(3,967)		44,304		36,219		2,622		2,685		183,242		240,818

Realized gain (loss) on investments		89		(2,392)		(14,415)		(11,030)		15,481		(313)		-		-

Change in unrealized gain (loss) on investments		53,367		97,556		10,328		25,598		(8,815)		22,969		-		-

Reinvested capital gains		58,885		58,428		-		-		35,618		16,094		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		107,723		149,625		40,217		50,787		44,906		41,435		183,242		240,818

Equity transactions:

Purchase payments received from contract owners (note 4)		12,577		(227)		5,475		58		5,433		-		23,940		176,165

Transfers between subaccounts, net		19,358		(2,290)		6,470		35,971		(444,008)		31,466		749,412		1,551,068

Redemptions (notes 2, 3, and 4)		(44,442)		(54,652)		(78,470)		(52,238)		(32,113)		(13,092)		(905,300)		(1,471,887)

Adjustments to maintain reserves		1		(1)		-		(1)		1		(1)		(1)		-

Net equity transactions		(12,506)		(57,170)		(66,525)		(16,210)		(470,687)		18,373		(131,949)		255,346

Net change in contract owners’ equity		95,217		92,455		(26,308)		34,577		(425,781)		59,808		51,293		496,164

Contract owners’ equity at beginning of period		733,544		641,089		820,926		786,349		425,781		365,973		6,828,956		6,332,792

Contract owners’ equity at end of period		$828,761		733,544		794,618		820,926		-		425,781		6,880,249		6,828,956

CHANGE IN UNITS:

Beginning units		21,140		22,859		36,670		37,274		15,138		14,511		705,757		676,785

Units purchased		1,092		424		5,217		5,951		2,039		2,061		292,378		362,532

Units redeemed		(1,362)		(2,143)		(8,126)		(6,555)		(17,177)		(1,434)		(304,185)		(333,560)

Ending units		20,870		21,140		33,761		36,670		-		15,138		693,950		705,757

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVHS				IVMCC2				IVRE				IVT
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(3,748)		(4,694)		(4,064)		(3,791)		2,334		3,755		(2,030)		(2,063)

Realized gain (loss) on investments		2,442		4,875		(4,663)		(4,022)		(10,036)		(8,056)		20,669		(26,259)

Change in unrealized gain (loss) on investments		28,358		13,686		(874)		46,769		24,073		(4,875)		(11,143)		65,355

Reinvested capital gains		12,615		-		36,129		8,527		-		-		17,651		8,700

Net increase (decrease) in contract owners’ equity resulting from operations		39,667		13,867		26,528		47,483		16,371		(9,176)		25,147		45,733

Equity transactions:

Purchase payments received from contract owners (note 4)		2,737		174		605		513		4,110		1,363		(1)		-

Transfers between subaccounts, net		11,249		(11,129)		(513)		(3,442)		27,660		(17,494)		(11,923)		38,609

Redemptions (notes 2, 3, and 4)		(38,660)		(64,541)		(9,427)		(3,008)		(41,571)		(11,230)		(24,953)		(24,447)

Adjustments to maintain reserves		-		-		-		-		-		-		2		(1)

Net equity transactions		(24,674)		(75,496)		(9,335)		(5,937)		(9,801)		(27,361)		(36,875)		14,161

Net change in contract owners’ equity		14,993		(61,629)		17,193		41,546		6,570		(36,537)		(11,728)		59,894

Contract owners’ equity at beginning of period		310,207		371,836		353,595		312,049		277,410		313,947		179,370		119,476

Contract owners’ equity at end of period		$325,200		310,207		370,788		353,595		283,980		277,410		167,642		179,370

CHANGE IN UNITS:

Beginning units		9,329		11,475		8,562		8,693		8,794		9,626		5,893		5,192

Units purchased		1,366		1,840		333		79		2,966		149		269		3,208

Units redeemed		(2,086)		(3,986)		(531)		(210)		(3,287)		(981)		(1,521)		(2,507)

Ending units		8,609		9,329		8,364		8,562		8,473		8,794		4,641		5,893

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAEI				JAGRIN				JAIG				JARIN
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(84,885)		(48,796)		(28,097)		(28,096)		992		889		(107,598)		(112,227)

Realized gain (loss) on investments		453,732		274,863		656,745		486,654		38,293		10,629		906,386		492,482

Change in unrealized gain (loss) on investments		(497,999)		640,423		(124,317)		436,119		97,502		7,528		(8,690)		1,955,027

Reinvested capital gains		676,912		370,665		462,143		172,671		-		-		716,836		260,713

Net increase (decrease) in contract owners’ equity resulting from operations		547,760		1,237,155		966,474		1,067,348		136,787		19,046		1,506,934		2,595,995

Equity transactions:

Purchase payments received from contract owners (note 4)		26,668		8,419		13,267		10,157		119,670		(7,780)		372,214		11,150

Transfers between subaccounts, net		17,095		(4,643)		20,232		(58,489)		25,197		71,729		(94,242)		(77,519)

Redemptions (notes 2, 3, and 4)		(1,205,557)		(598,892)		(789,163)		(613,374)		(196,316)		(21,719)		(1,598,465)		(827,833)

Adjustments to maintain reserves		3		2		-		(3)		1		(2)		(3)		-

Net equity transactions		(1,161,791)		(595,114)		(755,664)		(661,709)		(51,448)		42,228		(1,320,496)		(894,202)

Net change in contract owners’ equity		(614,031)		642,041		210,810		405,639		85,339		61,274		186,438		1,701,793

Contract owners’ equity at beginning of period		9,595,409		8,953,368		5,423,884		5,018,245		511,091		449,817		9,721,686		8,019,893

Contract owners’ equity at end of period		$8,981,378		9,595,409		5,634,694		5,423,884		596,430		511,091		9,908,124		9,721,686

CHANGE IN UNITS:

Beginning units		112,028		119,037		135,146		152,214		11,256		10,328		147,438		162,117

Units purchased		7,460		6,143		15,045		7,941		3,598		1,639		12,825		8,761

Units redeemed		(20,629)		(13,152)		(32,326)		(25,009)		(4,508)		(711)		(31,419)		(23,440)

Ending units		98,859		112,028		117,865		135,146		10,346		11,256		128,844		147,438

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LZREMS				LZRIES				LZRUSM				LPVCAI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$4,444		5,874		2,713		3,981		(9,386)		(10,853)		(1,279)		(1,103)

Realized gain (loss) on investments		11		(5,238)		56,770		(6,073)		(43,810)		(8,717)		(4,416)		(4,417)

Change in unrealized gain (loss) on investments		95,633		17,235		(393)		14,296		(39,486)		68,770		1,183		(10,342)

Reinvested capital gains		-		-		10,722		608		94,150		31,174		16,012		26,169

Net increase (decrease) in contract owners’ equity resulting from operations		100,088		17,871		69,812		12,812		1,468		80,374		11,500		10,307

Equity transactions:

Purchase payments received from contract owners (note 4)		3,500		1,396		428		(267)		7,935		(10,949)		-		-

Transfers between subaccounts, net		(3,544)		(24,285)		(322,802)		(4,841)		1,602		1,342		-		(1,214)

Redemptions (notes 2, 3, and 4)		(11,395)		(21,437)		(5,415)		(29,694)		(137,251)		(93,265)		(3,535)		(5,185)

Adjustments to maintain reserves		1		(1)		(1)		(1)		(1)		1		(1)		1

Net equity transactions		(11,438)		(44,327)		(327,790)		(34,803)		(127,715)		(102,871)		(3,536)		(6,398)

Net change in contract owners’ equity		88,650		(26,456)		(257,978)		(21,991)		(126,247)		(22,497)		7,964		3,909

Contract owners’ equity at beginning of period		256,344		282,800		257,978		279,969		844,065		866,562		98,424		94,515

Contract owners’ equity at end of period		$344,994		256,344		-		257,978		717,818		844,065		106,388		98,424

CHANGE IN UNITS:

Beginning units		8,000		9,340		12,967		14,642		17,334		19,478		3,414		3,643

Units purchased		223		355		286		1,634		731		641		-		-

Units redeemed		(514)		(1,695)		(13,253)		(3,309)		(3,421)		(2,785)		(108)		(229)

Ending units		7,709		8,000		-		12,967		14,644		17,334		3,306		3,414

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LPVCII				LVCLGI				SBVHY				LACB2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,947		102		(16,405)		(16,305)		6		6		9,899		13,786

Realized gain (loss) on investments		(1,220)		2,345		42,880		81,639		-		-		41,331		10,901

Change in unrealized gain (loss) on investments		(7,292)		4,678		(25,816)		174,070		3		-		110,647		138,092

Reinvested capital gains		28,826		21,374		89,943		55,697		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		22,261		28,499		90,602		295,101		9		6		161,877		162,779

Equity transactions:

Purchase payments received from contract owners (note 4)		-		1		6,828		-		(2)		-		64,963		(1)

Transfers between subaccounts, net		(2,541)		8,905		38,913		(68,572)		-		-		(6,749)		2,098,034

Redemptions (notes 2, 3, and 4)		(8,248)		(6,176)		(94,994)		(106,306)		-		-		(399,067)		(131,058)

Adjustments to maintain reserves		-		-		-		1		2		(1)		-		1

Net equity transactions		(10,789)		2,730		(49,253)		(174,877)		-		(1)		(340,853)		1,966,976

Net change in contract owners’ equity		11,472		31,229		41,349		120,224		9		5		(178,976)		2,129,755

Contract owners’ equity at beginning of period		205,262		174,033		1,299,241		1,179,017		102		97		2,129,755		-

Contract owners’ equity at end of period		$216,734		205,262		1,340,590		1,299,241		111		102		1,950,779		2,129,755

CHANGE IN UNITS:

Beginning units		6,050		5,904		23,370		26,716		5		5		197,823		-

Units purchased		8		470		2,539		522		-		-		8,674		214,121

Units redeemed		(300)		(324)		(3,373)		(3,868)		-		-		(38,696)		(16,298)

Ending units		5,758		6,050		22,536		23,370		5		5		167,801		197,823

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACDV2				LACI2				LACIPS				LACV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(18,576)		1,247		(401)		(1,307)		8,640		3,311		5,155		34,577

Realized gain (loss) on investments		268,246		10,843		4,209		6,504		159		812		44,663		22,589

Change in unrealized gain (loss) on investments		(90,078)		90,078		59,295		(3,363)		(1,886)		(172)		101,457		75,722

Reinvested capital gains		-		-		-		-		-		-		189,669		23,477

Net increase (decrease) in contract owners’ equity resulting from operations		159,592		102,168		63,103		1,834		6,913		3,951		340,944		156,365

Equity transactions:

Purchase payments received from contract owners (note 4)		943		27,569		6,067		21,718		859		537		1,496		11,032

Transfers between subaccounts, net		(1,747,472)		1,813,109		865		543,612		-		142,045		(12,312)		2,622,075

Redemptions (notes 2, 3, and 4)		(162,887)		(193,020)		(65,286)		(97,854)		(2,110)		(8,743)		(484,700)		(276,535)

Adjustments to maintain reserves		-		(2)		-		1		1		(1)		2		(2)

Net equity transactions		(1,909,416)		1,647,656		(58,354)		467,477		(1,250)		133,838		(495,514)		2,356,570

Net change in contract owners’ equity		(1,749,824)		1,749,824		4,749		469,311		5,663		137,789		(154,570)		2,512,935

Contract owners’ equity at beginning of period		1,749,824		-		469,311		-		137,789		-		2,512,935		-

Contract owners’ equity at end of period		$-		1,749,824		474,060		469,311		143,452		137,789		2,358,365		2,512,935

CHANGE IN UNITS:

Beginning units		165,860		-		47,306		-		13,476		-		238,108		-

Units purchased		3,554		187,898		1,553		60,577		81		15,355		34,958		281,949

Units redeemed		(169,414)		(22,038)		(7,038)		(13,271)		(163)		(1,879)		(77,552)		(43,841)

Ending units		-		165,860		41,821		47,306		13,394		13,476		195,514		238,108

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LOVCDG				LOVGI				GIG				GVEXD
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,339)		(1,360)		(16,897)		(9,707)		129		-		(1,536)		2,736

Realized gain (loss) on investments		9,535		1,722		38,359		27,131		32		-		5,659		1,507

Change in unrealized gain (loss) on investments		3,903		24,285		81,578		218,002		11,529		-		124,732		43,006

Reinvested capital gains		16,657		11,469		258,160		181,675		-		-		1,348		362

Net increase (decrease) in contract owners’ equity resulting from operations		28,756		36,116		361,200		417,101		11,690		-		130,203		47,611

Equity transactions:

Purchase payments received from contract owners (note 4)		54		-		30,968		(5,898)		538		-		-		-

Transfers between subaccounts, net		-		-		(39,423)		(31,338)		311,137		-		195,802		618,458

Redemptions (notes 2, 3, and 4)		(9,761)		(10,738)		(249,766)		(157,622)		(1,516)		-		(13,788)		(3,590)

Adjustments to maintain reserves		-		-		(17,048)		(4)		(1)		-		-		1

Net equity transactions		(9,707)		(10,738)		(275,269)		(194,862)		310,158		-		182,014		614,869

Net change in contract owners’ equity		19,049		25,378		85,931		222,239		321,848		-		312,217		662,480

Contract owners’ equity at beginning of period		205,280		179,902		2,483,689		2,261,450		-		-		720,271		57,791

Contract owners’ equity at end of period		$224,329		205,280		2,569,620		2,483,689		321,848		-		1,032,488		720,271

CHANGE IN UNITS:

Beginning units		3,295		3,475		53,827		58,225		-		-		51,167		5,050

Units purchased		365		-		2,166		3,075		26,077		-		14,106		46,385

Units redeemed		(508)		(180)		(7,794)		(7,473)		(158)		-		(2,016)		(268)

Ending units		3,152		3,295		48,199		53,827		25,919		-		63,257		51,167

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVAMVX				NVCBDY				NVOLG1				AMCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$15,054		-		5,438		-		8,303		-		(5,185)		(5,096)

Realized gain (loss) on investments		1,062		-		(147)		-		44		-		8,069		(2,089)

Change in unrealized gain (loss) on investments		68,670		-		960		-		9,330		-		(40,333)		62,961

Reinvested capital gains		3,354		-		-		-		-		-		51,606		23,820

Net increase (decrease) in contract owners’ equity resulting from operations		88,140		-		6,251		-		17,677		-		14,157		79,596

Equity transactions:

Purchase payments received from contract owners (note 4)		156		-		-		-		218		-		1,645		1,193

Transfers between subaccounts, net		2,225,951		-		226,293		-		1,317,657		-		(2,590)		64,941

Redemptions (notes 2, 3, and 4)		(31,820)		-		(8,939)		-		(4,989)		-		(64,006)		(29,627)

Adjustments to maintain reserves		(1)		-		(1)		-		-		-		(1)		-

Net equity transactions		2,194,286		-		217,353		-		1,312,886		-		(64,952)		36,507

Net change in contract owners’ equity		2,282,426		-		223,604		-		1,330,563		-		(50,795)		116,103

Contract owners’ equity at beginning of period		-		-		-		-		-		-		449,170		333,067

Contract owners’ equity at end of period		$2,282,426		-		223,604		-		1,330,563		-		398,375		449,170

CHANGE IN UNITS:

Beginning units		-		-		-		-		-		-		10,262		9,296

Units purchased		200,465		-		26,074		-		110,472		-		247		2,186

Units redeemed		(7,085)		-		(4,340)		-		(528)		-		(1,747)		(1,220)

Ending units		193,380		-		21,734		-		109,944		-		8,762		10,262

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMRI				AMSRS				AMTB				NOVPDI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(13,284)		(8,777)		(13,060)		(10,337)		38,424		37,628		(169)		4,812

Realized gain (loss) on investments		7,072		7,589		29,923		46,087		(4,120)		(12,527)		12,582		(24,386)

Change in unrealized gain (loss) on investments		(8,723)		65,669		42,256		129,699		5,665		18,669		220,048		194,802

Reinvested capital gains		187,633		53,901		63,019		47,209		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		172,698		118,382		122,138		212,658		39,969		43,770		232,461		175,228

Equity transactions:

Purchase payments received from contract owners (note 4)		1,031		1,027		213		(10,280)		6,973		69		9,709		389

Transfers between subaccounts, net		72		5,445		(1,144)		(10,374)		38,812		(37,876)		(1,089)		(2,767)

Redemptions (notes 2, 3, and 4)		(5,899)		(6,370)		(35,274)		(91,505)		(31,838)		(71,341)		(214,410)		(118,178)

Adjustments to maintain reserves		(1)		2		-		(1)		-		-		(1)		1

Net equity transactions		(4,797)		104		(36,205)		(112,160)		13,947		(109,148)		(205,791)		(120,555)

Net change in contract owners’ equity		167,901		118,486		85,933		100,498		53,916		(65,378)		26,670		54,673

Contract owners’ equity at beginning of period		1,701,412		1,582,926		1,016,767		916,269		901,280		966,658		1,625,682		1,571,009

Contract owners’ equity at end of period		$1,869,313		1,701,412		1,102,700		1,016,767		955,196		901,280		1,652,352		1,625,682

CHANGE IN UNITS:

Beginning units		38,437		38,332		19,505		21,789		69,173		77,535		117,638		126,267

Units purchased		25		188		677		722		6,472		10,855		6,366		3,442

Units redeemed		(35)		(83)		(1,303)		(3,006)		(5,247)		(19,217)		(20,437)		(12,071)

Ending units		38,427		38,437		18,879		19,505		70,398		69,173		103,567		117,638

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NOVPM				PMVAAA				PMVEBA				PMVFHA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(27,360)		(27,215)		9,332		14,166		295		264		75		77

Realized gain (loss) on investments		49,490		39,044		(1,506)		(17,398)		(33)		(92)		(4)		(4)

Change in unrealized gain (loss) on investments		29,716		402,122		24,758		7,814		407		146		18		61

Reinvested capital gains		386,939		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		438,785		413,951		32,584		4,582		669		318		89		134

Equity transactions:

Purchase payments received from contract owners (note 4)		12,857		(2,521)		(18)		2,003		-		-		-		-

Transfers between subaccounts, net		(26,260)		(13,076)		-		(19,624)		-		-		-		-

Redemptions (notes 2, 3, and 4)		(172,478)		(245,888)		(3,605)		(4,273)		(162)		(426)		(8)		(8)

Adjustments to maintain reserves		1		(1)		(1)		-		-		1		-		(1)

Net equity transactions		(185,880)		(261,486)		(3,624)		(21,894)		(162)		(425)		(8)		(9)

Net change in contract owners’ equity		252,905		152,465		28,960		(17,312)		507		(107)		81		125

Contract owners’ equity at beginning of period		2,116,886		1,964,421		256,497		273,809		4,948		5,055		3,357		3,232

Contract owners’ equity at end of period		$2,369,791		2,116,886		285,457		256,497		5,455		4,948		3,438		3,357

CHANGE IN UNITS:

Beginning units		92,290		103,789		14,153		15,440		275		297		198		198

Units purchased		8,273		4,493		77		4,213		-		74		-		-

Units redeemed		(15,656)		(15,992)		(229)		(5,500)		(8)		(96)		-		-

Ending units		84,907		92,290		14,001		14,153		267		275		198		198

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVGBA				PMVHYA				PMVRRA				PMVRSA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$7,622		5,337		23		19		19,070		12,433		246		130

Realized gain (loss) on investments		(3,583)		(11,678)		-		-		(2,682)		(10,298)		(2,324)		(1,392)

Change in unrealized gain (loss) on investments		20,791		2,620		11		4		40,624		6,212		4,391		1,686

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		24,830		(3,721)		34		23		57,012		8,347		2,313		424

Equity transactions:

Purchase payments received from contract owners (note 4)		3,580		3,347		-		-		13,061		1,318		1,657		-

Transfers between subaccounts, net		6,235		(20,372)		-		-		67,165		(34,870)		-		-

Redemptions (notes 2, 3, and 4)		(3,085)		(22,585)		(1)		(1)		(37,114)		(71,116)		(2,472)		(726)

Adjustments to maintain reserves		-		-		1		1		(2)		-		(1)		-

Net equity transactions		6,730		(39,610)		-		-		43,110		(104,668)		(816)		(726)

Net change in contract owners’ equity		31,560		(43,331)		34		23		100,122		(96,321)		1,497		(302)

Contract owners’ equity at beginning of period		216,227		259,558		464		441		839,309		935,630		13,681		13,983

Contract owners’ equity at end of period		$247,787		216,227		498		464		939,431		839,309		15,178		13,681

CHANGE IN UNITS:

Beginning units		16,698		19,645		23		22		52,212		58,553		1,918		2,011

Units purchased		1,395		1,132		-		1		6,252		3,597		218		-

Units redeemed		(865)		(4,079)		-		-		(3,455)		(9,938)		(318)		(93)

Ending units		17,228		16,698		23		23		55,009		52,212		1,818		1,918

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVTRA				PVSTA				ROCMC				ROCSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$66,452		66,589		35,248		43,385		(3,573)		(3,442)		3,316		(661)

Realized gain (loss) on investments		(34,274)		(92,931)		(3,621)		(3,037)		489		(1,605)		(5,237)		13,792

Change in unrealized gain (loss) on investments		136,878		58,484		4,325		13,262		(7,517)		18,000		1,400		(26,224)

Reinvested capital gains		-		-		-		-		47,623		19,370		36,574		20,504

Net increase (decrease) in contract owners’ equity resulting from operations		169,056		32,142		35,952		53,610		37,022		32,323		36,053		7,411

Equity transactions:

Purchase payments received from contract owners (note 4)		17,705		14,799		4,779		6,358		-		1,492		17,076		(4,324)

Transfers between subaccounts, net		93,169		10,382		(267,273)		225,946		4,975		(1,064)		29,820		5,369

Redemptions (notes 2, 3, and 4)		(109,143)		(271,995)		(41,241)		(172,981)		(12,251)		(12,235)		(46,694)		(111,938)

Adjustments to maintain reserves		1		(1)		1		-		(1)		1		1		1

Net equity transactions		1,732		(246,815)		(303,734)		59,323		(7,277)		(11,806)		203		(110,892)

Net change in contract owners’ equity		170,788		(214,673)		(267,782)		112,933		29,745		20,517		36,256		(103,481)

Contract owners’ equity at beginning of period		2,271,340		2,486,013		1,245,394		1,132,461		288,860		268,343		502,006		605,487

Contract owners’ equity at end of period		$2,442,128		2,271,340		977,612		1,245,394		318,605		288,860		538,262		502,006

CHANGE IN UNITS:

Beginning units		143,775		158,932		102,358		97,233		6,391		6,647		10,257		12,601

Units purchased		10,573		25,687		4,933		32,840		241		147		1,456		1,885

Units redeemed		(10,236)		(40,844)		(29,369)		(27,715)		(350)		(403)		(1,464)		(4,229)

Ending units		144,112		143,775		77,922		102,358		6,282		6,391		10,249		10,257

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	TAVV				VWBF				VWEM				VWHA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$5,236		8,474		5,064		7,788		(3,782)		2,906		4,349		4,410

Realized gain (loss) on investments		(2,172)		(9,760)		467		(715)		(11,688)		(32,866)		(310)		(1,863)

Change in unrealized gain (loss) on investments		108,693		(60,851)		13,787		(5,224)		195,344		32,120		100,088		(14,923)

Reinvested capital gains		37,772		50,170		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		149,529		(11,967)		19,318		1,849		179,874		2,160		104,127		(12,376)

Equity transactions:

Purchase payments received from contract owners (note 4)		18,061		4,208		1,593		3,496		-		1,823		26,462		(529)

Transfers between subaccounts, net		(26,398)		(95,800)		1,118		902		-		(13,817)		(1,188)		(14,101)

Redemptions (notes 2, 3, and 4)		(46,381)		(47,194)		(11,264)		(21,998)		(47,599)		(56,430)		(48,740)		(22,618)

Adjustments to maintain reserves		-		-		-		(1)		-		1		-		1

Net equity transactions		(54,718)		(138,786)		(8,553)		(17,601)		(47,599)		(68,423)		(23,466)		(37,247)

Net change in contract owners’ equity		94,811		(150,753)		10,765		(15,752)		132,275		(66,263)		80,661		(49,623)

Contract owners’ equity at beginning of period		488,057		638,810		117,883		133,635		660,503		726,766		312,933		362,556

Contract owners’ equity at end of period		$582,868		488,057		128,648		117,883		792,778		660,503		393,594		312,933

CHANGE IN UNITS:

Beginning units		16,095		20,280		6,511		7,472		22,618		24,811		12,117		13,437

Units purchased		751		732		643		1,501		-		511		1,112		527

Units redeemed		(2,376)		(4,917)		(1,067)		(2,462)		(1,407)		(2,704)		(1,894)		(1,847)

Ending units		14,470		16,095		6,087		6,511		21,211		22,618		11,335		12,117

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PIHYB2				PIVEI2				PIVF2				PIVMV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$948		845		5,343		5,120		(1,960)		(1,631)		916		831

Realized gain (loss) on investments		(38)		(35)		(32,806)		(3,554)		1,175		4,219		(1,691)		3,886

Change in unrealized gain (loss) on investments		439		558		(11,309)		(69,662)		12,978		23,982		(259)		935

Reinvested capital gains		-		-		108,594		138,743		24,770		9,256		12,952		10,466

Net increase (decrease) in contract owners’ equity resulting from operations		1,349		1,368		69,822		70,647		36,963		35,826		11,918		16,118

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		1,348		1,373		-		-		-		-

Transfers between subaccounts, net		-		-		(16,649)		(1,283)		(8,798)		11,214		2,734		(27,197)

Redemptions (notes 2, 3, and 4)		(113)		(50)		(79,223)		(51,893)		(3,807)		(30,286)		(3,750)		(3,630)

Adjustments to maintain reserves		1		(1)		-		(1)		-		-		-		-

Net equity transactions		(112)		(51)		(94,524)		(51,804)		(12,605)		(19,072)		(1,016)		(30,827)

Net change in contract owners’ equity		1,237		1,317		(24,702)		18,843		24,358		16,754		10,902		(14,709)

Contract owners’ equity at beginning of period		20,539		19,222		747,988		729,145		186,267		169,513		156,808		171,517

Contract owners’ equity at end of period		$21,776		20,539		723,286		747,988		210,625		186,267		167,710		156,808

CHANGE IN UNITS:

Beginning units		1,009		1,009		21,455		22,862		4,148		4,548		5,284		6,299

Units purchased		-		-		1,073		245		148		373		779		123

Units redeemed		(2)		-		(3,578)		(1,652)		(428)		(773)		(888)		(1,138)

Ending units		1,007		1,009		18,950		21,455		3,868		4,148		5,175		5,284

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$
	JNMVA1				JNMVA5
	2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		-		-		-

Realized gain (loss) on investments		-		-		-		-

Change in unrealized gain (loss) on investments		-		-		-		-

Reinvested capital gains		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		-		-		-		-

Equity transactions:

Purchase payments received from contract owners (note 4)		-		260,655		-		-

Transfers between subaccounts, net		-		(303,145)		-		935,377

Redemptions (notes 2, 3, and 4)		(119,435)		(424,209)		(22,023)		(13,711)

Adjustments to maintain reserves		-		(1)		-		-

Net equity transactions		(119,435)		(466,700)		(22,023)		921,666

Net change in contract owners’ equity		(119,435)		(466,700)		(22,023)		921,666

Contract owners’ equity at beginning of period		1,439,010		1,905,710		1,205,000		283,334

Contract owners’ equity at end of period		$1,319,575		1,439,010		1,182,977		1,205,000

CHANGE IN UNITS:

Beginning units		-		-		-		-

Units purchased		-		-		-		-

Units redeemed		-		-		-		-

Ending units		-		-		-		-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Jefferson National Life Annuity Account F (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account comprises two separate accounts. One account, also named Jefferson National Life Annuity Account F, services the variable annuity portion of the contract and is registered under the Investment Company Act of 1940 as a unit investment trust. The other account, Jefferson National Life Interest Adjustment Account (IAA), offers interest adjustment account investment options that pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date the amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b)	The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options or the interest adjustment option. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)*

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)*

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)*

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)*

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

LAZARD FUNDS

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)*

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II

(LACDV2)*

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)

Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

1 Year Account (JNMVA1)

3 Year Account (JNMVA3)*

5 Year Account (JNMVA5)

*	At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	6/13/2025

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	11/14/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)	11/14/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)		2/28/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y (NVCBDY)	2/28/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	5/1/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

PIHYB2	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	3/31/2025

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIVEI2	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	3/31/2025

PIVF2	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	3/31/2025

PIVMV2	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	3/31/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(2)	Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of expenses. This charge excludes the optional guaranteed minimum income benefit rider. For contracts with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $1,501,078 and $1,485,043 for the years ended December 31, 2025 and 2024, respectively. The administrative fees were $300,299 and $297,006 for the years ended December 31, 2025 and 2024, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $60, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Sales and administrative charges were $81,942 and $94,287 for the years ended December 31, 2025 and 2024, respectively. The Interest Adjustment Account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. There were adjustments of $0 and $0 for the years ended December 31, 2025 and 2024, respectively.

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $202,178 and $1,126,846, respectively, and total transfers from the Separate Account to the fixed account were $167,715 and $1,013,140, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$124,380	$14,746
AASCO	46,931	154,037
ALCAI2	2,955,871	3,004,736
ALCGI2	1,139,063	1,725,319
ALMGI2	122,243	554,802
SVDF	53,445	339,686
SVOF	279,875	275,490
DSIF	792,557	1,375,041
DSRG	125,772	1,463,944
DVSCS	99,414	40,840
CLVGT2	460,959	720,069
FHIB	18,358	24,669
FVU2	50,272	46,540
GVRUGM	41,099	55,835
RAF	3	10
RBF	32,168	20,085
RBKF	24,949	8,813
RBMF	19,686	26,349
RCPF	13,593	63,172
RELF	39,427	1,747
RENF	28,634	130,959
RESF	3,594	11,262
RFSF	62,476	64,915
RHCF	21,392	65,628
RINF	3,336	3,004
RLCE	173	1,669
RLCJ	1,409	792
RMED	2,606	5,094
RMEK	892	8,824
RNF	19	151,568
ROF	269,950	306,878
RPMF	723,523	395,031
RREF	1,116	19,380

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

RRF	9,859	9,951
RTEC	54,970	19,097
RTEL	95	1,054
RTF	326,669	528,634
RTRF	7,288	17,482
RUF	23,795	24,138
RUGB	28,131	28,661
RUTL	23,339	32,642
RVF	341,344	553,663
RVIDD	1	1
RVLCG	72,757	240,875
RVLCV	16,061	31,811
RVLDD	1,422	3,061
RVMCG	33,502	63,648
RVMCV	16,300	18,043
RVSCG	4,640	31,466
RVSCV	11,832	35,457
AVGI	91,519	49,758
AVHY1	99,445	121,667
IVDDI	91,670	524,118
IVGMMI	2,684,931	2,633,637
IVHS	34,625	50,432
IVMCC2	50,349	27,618
IVRE	36,712	44,180
IVT	25,349	46,605
JAEI	898,882	1,468,648
JAGRIN	818,931	1,140,549
JAIG	55,882	106,338
JARIN	1,123,521	1,834,777
LZREMS	15,464	22,458
LZRIES	21,709	336,065
LZRUSM	111,639	154,590
LPVCAI	16,012	4,815
LPVCII	33,645	13,662
LVCLGI	134,828	110,543
SBVHY	7	2
LACB2	63,607	394,561
LACDV2	6,424	1,934,416
LACI2	21,092	79,847
LACIPS	10,844	3,454
LACV2	228,602	529,294
LOVCDG	42,039	36,428
LOVGI	296,595	330,602
GIG	312,712	2,425
GVEXD	204,860	23,034
NVAMVX	2,268,867	56,173
NVCBDY	268,631	45,840
NVOLG1	1,329,898	8,709
AMCG	60,742	79,273
AMRI	195,630	26,077
AMSRS	97,716	83,962
AMTB	110,708	58,338
NOVPDI	39,576	245,535
NOVPM	410,473	236,774
PMVAAA	14,046	8,337

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PMVEBA	360	227
PMVFHA	118	51
PMVGBA	29,107	14,755
PMVHYA	30	7
PMVRRA	119,540	57,359
PMVRSA	1,014	1,584
PMVTRA	225,054	156,872
PVSTA	102,106	370,592
ROCMC	56,941	20,168
ROCSC	94,119	54,026
TAVV	54,454	66,164
VWBF	17,642	21,131
VWEM	5,225	56,606
VWHA	12,163	31,280
PIHYB2	1,212	377
PIVEI2	123,488	104,075
PIVF2	32,881	22,676
PIVMV2	38,973	26,120

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)  Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ALVGIA
2025	1.50%		12,489	$44.95		$561,378	1.13%	8.83%
2024	1.50%		10,881	41.30		449,442	1.47%	11.33%
2023	1.50%		12,228	37.10		453,661	1.47%	10.36%
2022	1.50%		13,246	33.62		445,266	1.29%	-5.62%
2021	1.50%		14,657	35.62		522,033	0.74%	26.25%

AASCO
2025	1.50%		24,125	36.18		872,924	0.00%	4.34%
2024	1.50%		27,266	34.68		945,586	0.37%	6.51%
2023	1.50%		30,521	32.56		993,766	0.00%	14.76%
2022	1.50%		34,791	28.37		987,083	0.00%	-38.94%
2021	1.50	% to 1.80%	38,285	46.46	to 55.26	1,779,036	0.00%	-7.74	% to -7.46%

ALCAI2
2025	1.50%		73,356	192.30		14,106,406	0.00%	30.89%
2024	1.50%		86,473	146.91		12,679,096	0.00%	45.92%
2023	1.50%		94,865	100.68		9,551,205	0.00%	41.01%
2022	1.50%		98,325	71.40		7,020,633	0.00%	-37.47%
2021	1.50%		108,873	114.18		12,416,587	0.00%	17.35%

ALCGI2
2025	1.50%		68,005	90.32		6,142,363	0.00%	28.33%
2024	1.50%		83,058	70.38		5,845,714	0.00%	40.75%
2023	1.50%		90,505	50.00		4,525,685	0.00%	30.70%
2022	1.50%		91,669	38.26		3,507,169	0.00%	-39.57%
2021	1.50%		99,759	63.31		6,315,610	0.00%	10.18%

ALMGI2
2025	1.50%		34,188	74.10		2,530,570	0.00%	15.03%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	1.50%		39,811	64.42		2,564,485	0.00%	19.26%
2023	1.50%		46,629	54.02		2,518,706	0.00%	21.35%
2022	1.50%		53,136	44.51		2,365,295	0.00%	-37.02%
2021	1.50	% to 1.80%	61,507	41.89	to 70.68	4,347,150	0.00%	2.34	% to 2.65%

SVDF
2025	1.50%		51,415	54.57		2,805,764	0.00%	3.82%
2024	1.50%		56,663	52.56		2,978,448	0.00%	16.36%
2023	1.50%		63,170	45.17		2,837,882	0.00%	18.36%
2022	1.50%		74,391	38.17		2,839,146	0.00%	-38.77%
2021	1.50%		76,843	62.33		4,790,026	0.00%	-6.46%

SVOF
2025	1.50%		31,962	80.03		2,557,778	0.05%	5.12%
2024	1.50%		34,823	76.13		2,650,928	0.05%	13.33%
2023	1.50%		40,311	67.17		2,707,840	0.00%	24.62%
2022	1.50%		43,871	53.90		2,364,760	0.00%	-21.98%
2021	1.50%		47,849	69.09		3,304,197	0.04%	22.92%

DSIF
2025	1.50%		122,740	69.90		8,575,735	1.02%	15.78%
2024	1.50%		139,319	60.37		8,391,190	1.15%	22.80%
2023	1.50%		157,073	49.16		7,722,058	1.41%	24.06%
2022	1.50%		190,015	39.63		7,529,887	1.32%	-19.53%
2021	1.50%		217,574	49.25		10,714,884	1.13%	26.50%

DSRG
2024	1.50%		28,178	45.21		1,267,191	0.54%	23.02%
2023	1.50%		31,330	36.75		1,151,396	0.78%	21.98%
2022	1.50%		41,684	30.13		1,255,834	0.53%	-24.02%
2021	1.50%		44,709	39.65		1,772,813	0.76%	25.11%

DVSCS
2025	1.50%		17,140	42.80		733,655	1.26%	3.79%
2024	1.50%		17,255	41.24		711,605	1.18%	6.34%
2023	1.50%		18,891	38.78		732,602	1.06%	13.67%
2022	1.50%		20,271	34.12		691,579	0.93%	-17.89%
2021	1.50%		24,913	41.55		1,035,091	0.69%	24.27%

CLVGT2
2025	1.50%		42,370	76.75		3,251,942	0.00%	32.37%
2024	1.50%		50,661	57.98		2,937,426	0.00%	24.69%
2023	1.50%		57,941	46.50		2,694,365	0.00%	42.72%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	1.50%	64,598	32.58	2,104,777	0.00%	-32.87%
2021	1.50%	78,799	48.54	3,824,793	0.28%	36.62%

FHIB
2025	1.50%	10,347	29.42	304,367	5.89%	6.62%
2024	1.50%	11,033	27.59	304,406	5.67%	4.68%
2023	1.50%	12,724	26.36	335,175	5.86%	11.04%
2022	1.50%	13,129	23.74	311,468	5.74%	-13.09%
2021	1.50%	17,460	27.31	476,839	5.13%	3.29%

FVU2
2025	1.50%	24,928	24.56	612,345	2.89%	5.44%
2024	1.50%	25,590	23.30	596,165	2.20%	13.83%
2023	1.50%	26,548	20.47	543,364	2.09%	7.07%
2022	1.50%	34,245	19.12	654,627	1.91%	-15.04%
2021	1.50%	35,640	22.50	801,874	1.81%	16.75%

GVRUGM
2025	1.50%	26,971	9.01	242,946	2.80%	1.31%
2024	1.50%	28,979	8.90	254,225	3.81%	2.34%
2023	1.50%	34,303	8.69	298,244	3.62%	2.15%
2022	1.50%	35,814	8.51	304,820	0.71%	-0.76%
2021	1.50%	37,998	8.58	325,889	0.00%	-1.49%

RAF
2025	1.50%	300	0.21	62	3.44%	-17.42%
2024	1.50%	337	0.25	84	10.84%	-17.05%
2023	1.50%	375	0.30	113	0.68%	-32.87%
2022	1.50%	415	0.45	187	0.00%	32.84%
2021	1.50%	455	0.34	154	0.00%	-26.57%

RBF
2025	1.50%	15,999	49.78	796,442	0.00%	28.19%
2024	1.50%	16,196	38.84	628,974	0.00%	-2.88%
2023	1.50%	20,924	39.99	836,681	0.00%	3.97%
2022	1.50%	24,351	38.46	936,552	0.00%	-14.60%
2021	1.50%	25,381	45.04	1,143,089	0.00%	-0.09%

RBKF
2025	1.50%	5,673	12.53	71,085	0.55%	21.90%
2024	1.50%	4,403	10.28	45,261	2.69%	21.27%
2023	1.50%	5,383	8.48	45,624	1.07%	1.44%
2022	1.50%	6,051	8.36	50,558	1.52%	-18.25%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	1.50%	5,380	10.22	54,988	1.10%	31.51%

RBMF
2025	1.50%	2,323	38.00	88,271	1.39%	30.91%
2024	1.50%	2,706	29.03	78,552	0.85%	-3.93%
2023	1.50%	2,743	30.22	72,609	0.00%	7.35%
2022	1.50%	3,832	28.15	107,842	0.55%	-10.99%
2021	1.50%	2,717	31.62	85,926	0.60%	21.11%

RCPF
2025	1.50%	2,222	29.45	65,438	1.43%	-4.95%
2024	1.50%	4,051	30.98	125,500	1.14%	2.86%
2023	1.50%	6,325	30.12	190,522	1.43%	-4.74%
2022	1.50%	8,764	31.62	277,121	0.66%	-2.38%
2021	1.50%	6,994	32.39	226,557	0.78%	8.97%

RELF
2025	1.50%	1,134	78.66	89,231	0.00%	39.39%
2024	1.50%	923	56.43	52,090	0.00%	14.40%
2023	1.50%	888	49.33	43,794	0.00%	52.45%
2022	1.50%	609	32.36	19,705	0.00%	-33.70%
2021	1.50%	611	48.81	29,844	0.00%	36.20%

RENF
2025	1.50%	13,133	17.42	228,729	2.09%	5.91%
2024	1.50%	19,302	16.45	316,731	2.29%	-1.43%
2023	1.50%	23,870	16.68	398,255	3.44%	0.10%
2022	1.50%	68,523	16.67	1,142,091	1.37%	46.09%
2021	1.50%	33,281	11.41	378,930	0.54%	48.22%

RESF
2025	1.50%	19,700	5.31	104,557	0.07%	0.23%
2024	1.50%	20,954	5.30	110,960	0.00%	-9.28%
2023	1.50%	22,203	5.84	128,046	0.00%	2.89%
2022	1.50%	21,818	5.67	123,781	0.00%	40.45%
2021	1.50%	4,726	4.04	19,092	0.25%	15.76%

RFSF
2025	1.50%	3,573	21.75	77,686	0.56%	9.11%
2024	1.50%	3,734	19.93	74,413	0.83%	20.43%
2023	1.50%	4,443	16.55	73,525	0.00%	12.21%
2022	1.50%	5,174	14.75	76,296	0.27%	-19.33%
2021	1.50%	30,081	18.28	549,922	0.22%	33.25%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

RHCF
2025	1.50%	3,363	42.44	142,720	0.00%	12.37%
2024	1.50%	4,867	37.77	183,831	0.00%	-1.36%
2023	1.50%	5,777	38.29	221,192	0.00%	3.47%
2022	1.50%	6,023	37.01	222,889	0.00%	-13.31%
2021	1.50%	6,862	42.69	292,937	0.00%	17.07%

RINF
2025	1.50%	526	58.89	31,001	0.00%	16.73%
2024	1.50%	571	50.45	28,825	0.00%	21.56%
2023	1.50%	1,624	41.50	67,415	0.00%	45.20%
2022	1.50%	1,585	28.58	45,311	0.00%	-45.66%
2021	1.50%	1,722	52.60	90,607	0.00%	-6.08%

RJNF
2023	1.50%	23	2.52	59	0.00%	2.69%
2022	1.50%	23	2.45	58	0.00%	44.04%
2021	1.50%	23	1.70	40	0.00%	-0.53%

RLCE
2025	1.50%	295	16.28	4,798	1.17%	34.43%
2024	1.50%	398	12.11	4,820	6.60%	-4.46%
2023	1.50%	587	12.68	7,441	0.34%	18.31%
2022	1.50%	848	10.72	9,083	0.00%	-14.37%
2021	1.50%	899	12.51	11,249	0.22%	16.95%

RLCJ
2025	1.50%	1,538	25.63	39,434	4.16%	49.28%
2024	1.50%	1,548	17.17	26,574	3.29%	-0.50%
2023	1.50%	1,918	17.26	33,099	0.05%	32.47%
2022	1.50%	2,042	13.03	26,603	0.00%	-43.84%
2021	1.50%	2,063	23.20	47,859	0.00%	-15.37%

RMED
2025	1.50%	3,967	85.50	339,183	0.48%	3.47%
2024	1.50%	3,971	82.63	328,099	0.61%	13.54%
2023	1.50%	4,292	72.78	312,392	0.00%	17.07%
2022	1.50%	4,333	62.16	269,347	0.00%	-24.34%
2021	1.50%	4,881	82.16	401,030	0.00%	33.24%

RMEK
2025	1.50%	947	58.78	55,675	1.67%	10.80%
2024	1.50%	1,116	53.05	59,211	0.95%	9.29%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	1.50%		1,119	48.54		54,306	0.00%	18.00%
2022	1.50%		1,123	41.13		46,202	0.00%	-34.45%
2021	1.50	% to 1.80%	1,271	38.87	to 62.75	78,984	0.05%	16.88	% to 17.23%

RNF
2025	1.50%		18,342	83.14		1,524,929	0.00%	19.07%
2024	1.50%		20,031	69.82		1,398,628	0.00%	30.77%
2023	1.50%		21,514	53.39		1,148,720	0.00%	33.07%
2022	1.50%		23,134	40.13		928,249	0.43%	-31.30%
2021	1.50%		23,609	58.41		1,378,973	0.36%	40.07%

ROF
2025	1.50%		17,260	141.21		2,437,252	0.03%	17.27%
2024	1.50%		18,403	120.42		2,216,040	0.21%	22.05%
2023	1.50%		19,522	98.66		1,926,074	0.00%	50.95%
2022	1.50%		18,928	65.36		1,237,132	0.00%	-35.12%
2021	1.50%		21,542	100.74		2,170,195	0.00%	23.67%

RPMF
2025	1.50%		28,846	28.65		826,554	2.02%	143.70%
2024	1.50%		7,183	11.76		84,103	1.47%	6.50%
2023	1.50%		7,571	11.04		83,587	0.33%	2.28%
2022	1.50%		6,684	10.79		72,148	0.54%	-12.41%
2021	1.50%		4,925	12.32		60,688	1.63%	-10.54%

RREF
2025	1.50%		2,960	22.38		66,235	1.54%	1.35%
2024	1.50%		3,805	22.08		84,031	1.36%	3.46%
2023	1.50%		4,310	21.34		91,992	1.53%	8.68%
2022	1.50%		7,726	19.64		151,724	0.71%	-28.48%
2021	1.50%		7,039	27.46		193,261	0.58%	32.08%
RRF
2022	1.50%		371	29.05		10,775	0.00%	-27.61%
2021	1.50%		403	40.14		16,162	0.00%	10.09%

RTEC
2025	1.50%		6,399	73.25		468,709	0.00%	23.83%
2024	1.50%		6,359	59.15		371,762	0.00%	22.11%
2023	1.50%		7,256	48.44		351,497	0.00%	46.80%
2022	1.50%		5,167	33.00		170,509	0.00%	-37.20%
2021	1.50%		5,802	52.54		304,873	0.00%	18.71%

RTEL

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	1.50%	3,045	16.29	49,593	0.22%	29.18%
2024	1.50%	3,073	12.61	38,737	0.92%	13.99%
2023	1.50%	2,849	11.06	31,504	0.88%	4.72%
2022	1.50%	2,947	10.56	31,117	0.62%	-26.95%
2021	1.50%	3,355	14.46	48,501	0.73%	7.36%

RTF
2025	1.50%	29,432	114.45	3,368,536	0.10%	23.41%
2024	1.50%	30,872	92.74	2,863,006	0.66%	40.13%
2023	1.50%	32,106	66.18	2,124,825	0.09%	42.89%
2022	1.50%	28,723	46.32	1,330,365	0.00%	-40.67%
2021	1.50%	32,559	78.07	2,541,705	0.00%	55.93%

RTRF
2025	1.50%	1,921	38.63	74,220	0.00%	10.10%
2024	1.50%	2,154	35.09	75,586	0.26%	0.04%
2023	1.50%	1,322	35.07	46,371	0.00%	22.64%
2022	1.50%	1,324	28.60	37,863	0.00%	-35.99%
2021	1.50%	1,353	44.68	60,431	0.00%	20.36%

RUF
2025	1.50%	5,385	0.46	2,487	7.07%	-13.08%
2024	1.50%	6,260	0.53	3,326	10.95%	-14.41%
2023	1.50%	8,855	0.62	5,496	0.60%	-16.22%
2022	1.50%	423,959	0.74	314,068	0.00%	14.86%
2021	1.50%	9,030	0.64	5,824	0.00%	-25.57%

RUGB
2025	1.50%	2,647	10.31	27,293	3.28%	0.16%
2024	1.50%	2,807	10.29	28,896	3.25%	-13.77%
2023	1.50%	5,373	11.94	64,142	2.88%	-2.51%
2022	1.50%	6,376	12.25	78,069	1.92%	-41.71%
2021	1.50%	7,040	21.01	147,903	0.36%	-8.87%

RUTL
2025	1.50%	5,438	38.12	207,301	1.41%	15.33%
2024	1.50%	5,699	33.05	188,360	1.35%	18.07%
2023	1.50%	5,297	28.00	148,163	1.58%	-8.51%
2022	1.50%	6,477	30.60	188,438	0.92%	-0.46%
2021	1.50%	7,560	30.74	232,406	1.52%	12.82%

RVF
2025	1.50%	4,452	480.90	2,141,151	0.00%	27.32%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	1.50%	5,171	377.71	1,953,279	0.00%	39.78%
2023	1.50%	7,311	270.22	1,975,534	0.00%	112.93%
2022	1.50%	7,307	126.91	927,325	0.00%	-61.62%
2021	1.50%	10,261	330.68	3,393,066	0.00%	51.17%

RVIDD
2025	1.50%	364	0.04	13	5.99%	-21.88%
2024	1.50%	397	0.05	19	7.13%	-17.19%
2023	1.50%	430	0.06	24	0.19%	-19.47%
2022	1.50%	460	0.07	32	0.00%	3.51%
2021	1.50%	491	0.07	33	0.00%	-36.29%

RVISC
2025	1.50%	49	0.49	24	3.03%	-10.92%
2024	1.50%	49	0.55	27	7.56%	-7.05%
2023	1.50%	49	0.60	29	0.00%	-12.55%
2022	1.50%	49	0.68	34	0.00%	15.62%
2021	1.50%	49	0.59	29	0.00%	-19.70%

RVLCG
2025	1.50%	8,152	46.36	377,928	0.00%	10.09%
2024	1.50%	12,918	42.11	539,455	0.06%	24.77%
2023	1.50%	13,589	33.75	458,641	0.00%	4.89%
2022	1.50%	16,532	32.18	532,011	0.00%	-29.42%
2021	1.50%	16,949	45.59	772,753	0.00%	25.69%

RVLCV
2025	1.50%	6,181	35.32	218,294	1.22%	14.30%
2024	1.50%	7,003	30.90	212,497	1.29%	9.19%
2023	1.50%	8,086	28.30	228,815	1.57%	4.71%
2022	1.50%	9,414	27.03	254,422	0.96%	-4.00%
2021	1.50%	8,958	28.15	252,192	0.63%	30.35%

RVLDD
2025	1.50%	1,910	89.03	170,041	0.95%	17.72%
2024	1.50%	1,921	75.63	145,269	1.13%	18.83%
2023	1.50%	1,934	63.65	123,119	0.31%	21.73%
2022	1.50%	2,255	52.28	117,906	0.00%	-21.67%
2021	1.50%	2,263	66.75	151,084	0.00%	38.51%

RVMCG
2025	1.50%	5,318	40.31	214,360	0.00%	5.59%
2024	1.50%	6,452	38.17	244,812	0.00%	14.42%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	1.50%	7,245	33.36	241,731	0.00%	12.98%
2022	1.50%	7,717	29.53	227,889	0.00%	-23.77%
2021	1.50%	8,725	38.74	338,031	0.00%	10.54%

RVMCV
2025	1.50%	3,234	40.20	130,009	0.12%	4.54%
2024	1.50%	3,603	38.45	136,572	0.08%	2.85%
2023	1.50%	4,268	37.38	159,557	0.00%	25.93%
2022	1.50%	4,881	29.69	144,906	0.88%	-6.63%
2021	1.50%	8,817	31.79	280,341	0.07%	29.30%

RVSCG
2025	1.50%	2,323	32.51	75,521	0.00%	6.97%
2024	1.50%	3,236	30.39	97,199	0.00%	6.57%
2023	1.50%	3,803	28.51	108,448	0.08%	15.73%
2022	1.50%	5,135	24.64	126,529	0.00%	-30.94%
2021	1.50%	5,525	35.68	197,113	0.00%	17.39%

RVSCV
2025	1.50%	6,911	27.24	188,227	0.00%	5.19%
2024	1.50%	7,962	25.89	205,011	0.00%	2.19%
2023	1.50%	8,462	25.34	214,398	0.00%	19.27%
2022	1.50%	8,642	21.24	183,591	0.00%	-9.60%
2021	1.50%	8,984	23.50	211,141	0.00%	41.28%
AVGI
2025	1.50%	20,870	39.71	828,761	0.66%	14.44%
2024	1.50%	21,140	34.70	733,544	0.69%	23.73%
2023	1.50%	22,859	28.05	641,089	0.70%	21.53%
2022	1.50%	25,308	23.08	584,001	0.86%	-21.73%
2021	1.50%	29,701	29.48	875,640	0.66%	25.84%

AVHY1
2025	1.50%	33,761	23.54	794,618	6.82%	5.14%
2024	1.50%	36,670	22.39	820,926	5.68%	6.12%
2023	1.50%	37,274	21.10	786,349	5.23%	8.54%
2022	1.50%	39,735	19.44	772,311	4.33%	-10.90%
2021	1.50%	53,346	21.81	1,163,703	4.92%	2.83%

IVDDI
2024	1.50%	15,138	28.13	425,781	1.95%	11.52%
2023	1.50%	14,511	25.22	365,973	1.87%	7.43%
2022	1.50%	18,466	23.48	433,530	1.95%	-3.14%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	1.50%		14,549	24.24		352,653	2.08%	17.12%

IVGMMI
2025	1.50%		693,950	9.91		6,880,249	3.95%	2.47%
2024	1.50%		705,757	9.68		6,821,729	4.86%	3.41%
2023	1.50%		676,785	9.36		6,322,878	4.75%	3.30%
2022	1.50%		741,671	9.06		6,679,598	1.45%	-0.05%
2021	1.50	% to 1.80%	658,076	8.80	to 9.06	5,961,834	0.01%	-1.78	% to -1.48%

IVHS
2025	1.50%		8,609	37.78		325,200	0.00%	13.61%
2024	1.50%		9,329	33.25		310,207	0.00%	2.61%
2023	1.50%		11,475	32.41		371,836	0.00%	1.49%
2022	1.50%		13,869	31.93		442,814	0.00%	-14.61%
2021	1.50%		14,332	37.39		535,862	0.21%	10.63%

IVMCC2
2025	1.50%		8,364	44.33		370,788	0.11%	7.34%
2024	1.50%		8,562	41.30		353,595	0.13%	15.05%
2023	1.50%		8,693	35.90		312,049	0.04%	12.45%
2022	1.50%		9,337	31.92		298,086	0.07%	-15.73%
2021	1.50%		10,683	37.88		404,694	0.26%	21.04%

IVRE
2025	1.50%		8,473	33.52		283,980	2.12%	6.24%
2024	1.50%		8,794	31.55		277,410	2.53%	-3.27%
2023	1.50%		9,626	32.61		313,947	1.48%	7.43%
2022	1.50%		11,532	30.36		350,100	2.73%	-26.05%
2021	1.50%		14,088	41.05		577,044	2.75%	23.84%

IVT
2025	1.50%		4,641	36.12		167,642	0.00%	18.67%
2024	1.50%		5,893	30.44		179,370	0.00%	32.26%
2023	1.50%		5,192	23.01		119,476	0.00%	44.76%
2022	1.50%		4,923	15.90		78,256	0.00%	-40.84%
2021	1.50%		5,829	26.87		156,650	0.00%	12.71%

JAEI
2025	1.50%		98,859	90.85		8,981,378	0.32%	6.07%
2024	1.50%		112,028	85.65		9,595,409	0.74%	13.88%
2023	1.50%		119,037	75.21		8,953,368	0.16%	16.32%
2022	1.50%		129,784	64.66		8,366,458	0.20%	-17.19%
2021	1.50%		143,353	78.09		11,185,573	0.32%	15.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****

JAGRIN
2025	1.50%	117,865	47.81	5,634,694	0.73%	19.12%
2024	1.50%	135,146	40.13	5,415,165	0.74%	21.73%
2023	1.50%	152,214	32.97	5,018,245	0.92%	24.90%
2022	1.50%	164,694	26.40	4,341,889	1.04%	-20.61%
2021	1.50%	180,933	33.25	6,015,860	0.52%	16.33%

JAIG
2025	1.50%	10,346	57.65	596,430	1.42%	26.96%
2024	1.50%	11,256	45.41	511,091	1.44%	4.25%
2023	1.50%	10,328	43.55	434,032	1.52%	9.23%
2022	1.50%	11,116	39.88	443,247	1.76%	-9.96%
2021	1.50%	12,471	44.29	552,316	1.13%	11.89%

JARIN
2025	1.50%	128,844	76.90	9,904,879	0.12%	16.63%
2024	1.50%	147,438	65.94	9,708,852	0.03%	33.29%
2023	1.50%	162,117	49.47	8,019,893	0.14%	41.05%
2022	1.50%	181,817	35.07	6,362,573	0.15%	-30.93%
2021	1.50%	201,045	50.78	10,209,380	0.10%	18.54%

LZREMS
2025	1.50%	7,709	44.75	344,994	2.75%	39.66%
2024	1.50%	8,000	32.04	255,507	3.31%	5.83%
2023	1.50%	9,340	30.28	282,800	4.85%	20.46%
2022	1.50%	10,681	25.14	268,493	3.33%	-16.38%
2021	1.50%	11,622	30.06	349,344	1.85%	3.90%

LZRIES
2024	1.50%	12,967	19.89	257,978	2.67%	4.04%
2023	1.50%	14,642	19.12	279,172	1.29%	14.16%
2022	1.50%	16,102	16.75	269,698	3.37%	-16.27%
2021	1.50%	20,271	20.01	405,527	0.95%	4.26%

LZRUSM
2025	1.50%	14,644	49.02	717,818	0.00%	0.66%
2024	1.50%	17,334	48.70	844,065	0.00%	9.45%
2023	1.50%	19,478	44.49	854,896	0.00%	8.39%
2022	1.50%	23,056	41.05	905,831	0.00%	-16.77%
2021	1.50%	25,798	49.32	1,272,269	0.05%	18.09%

LPVCAI
2025	1.50%	3,306	32.18	106,388	0.00%	11.63%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	1.50%	3,414	28.83	98,424	0.11%	11.11%
2023	1.50%	3,643	25.94	94,515	0.31%	22.58%
2022	1.50%	3,734	21.16	79,039	0.44%	-27.51%
2021	1.50%	5,356	29.20	156,389	0.17%	8.66%

LPVCII
2025	1.50%	5,758	37.64	216,734	2.18%	10.94%
2024	1.50%	6,050	33.93	205,262	1.31%	15.10%
2023	1.50%	5,904	29.48	174,033	1.69%	12.50%
2022	1.50%	10,972	26.20	287,474	1.47%	-9.47%
2021	1.50%	10,579	28.94	306,186	1.44%	24.91%

LVCLGI
2025	1.50%	22,536	59.49	1,340,590	0.00%	7.00%
2024	1.50%	23,370	55.59	1,299,241	0.00%	25.97%
2023	1.50%	26,716	44.13	1,179,017	0.00%	41.89%
2022	1.50%	26,869	31.10	835,707	0.00%	-33.25%
2021	1.50%	28,564	46.60	1,331,062	0.00%	20.13%

SBVHY
2025	1.50%	5	21.57	111	6.93%	8.32%
2024	1.50%	5	19.91	102	6.58%	5.46%
2023	1.50%	5	18.88	97	5.73%	8.62%
2022	1.50%	5	17.38	89	6.63%	-15.01%
2021	1.50%	88	20.45	1,791	4.35%	-0.18%

LACB2
2025	1.50%	167,801	11.63	1,950,779	1.74%	7.98%
2024	1.50%	197,823	10.77	2,129,755	1.49%	7.66%	*****

LACDV2
2024	1.50%	165,860	10.55	1,749,824	0.92%	5.50%	*****

LACI2
2025	1.50%	41,821	11.34	474,060	1.17%	14.26%
2024	1.50%	47,306	9.92	469,311	0.61%	-0.79%	*****

LACIPS
2025	1.50%	13,394	10.71	143,452	7.32%	4.75%
2024	1.50%	13,476	10.22	137,789	3.11%	2.25%	*****

LACV2
2025	1.50%	195,514	12.06	2,358,365	1.45%	14.29%
2024	1.50%	238,108	10.55	2,512,935	2.13%	5.54%	*****

LOVCDG

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	1.50%		3,152	71.17		224,329	0.61%	14.25%
2024	1.50%		3,295	62.29		205,280	0.57%	20.31%
2023	1.50%		3,475	51.78		179,902	0.84%	14.60%
2022	1.50%		3,516	45.18		158,851	0.85%	-14.84%
2021	1.50%		3,871	53.05		203,721	0.70%	23.75%

LOVGI
2025	1.50%		48,199	53.31		2,569,620	0.56%	15.54%
2024	1.50%		53,827	46.14		2,480,470	0.86%	18.80%
2023	1.50%		58,225	38.84		2,249,910	0.94%	11.51%
2022	1.50%		63,880	34.83		2,183,681	1.27%	-10.79%
2021	1.50%		72,568	39.04		2,833,274	0.95%	27.10%
GIG
2025	1.50%		25,919	12.42		321,848	0.21%	24.17%		*****

GVEXD
2025	1.50%		63,257	16.32		1,032,488	1.07%	15.95%
2024	1.50%		51,167	14.08		720,271	2.08%	23.01%
2023	1.50%		5,050	11.44		57,791	1.83%	14.44%		*****

NVAMVX
2025	1.50%		193,380	11.80		2,282,426	3.54%	18.03%		*****

NVCBDY
2025	1.50%		21,734	10.29		223,604	3.58%	2.88%		*****

NVOLG1
2025	1.50%		109,944	12.10		1,330,563	0.81%	21.02%		*****
AMCG
2025	1.50%		8,762	45.47		398,375	0.00%	3.88%
2024	1.50%		10,262	43.77		449,170	0.00%	22.16%
2023	1.50%		9,296	35.83		333,067	0.00%	16.39%
2022	1.50%		10,346	30.78		318,465	0.00%	-29.79%
2021	1.50	% to 1.80%	12,430	43.84	to 55.48	545,304	0.00%	10.98	% to 11.31%

AMRI
2025	1.50%		38,427	48.65		1,869,313	0.47%	9.90%
2024	1.50%		38,437	44.26		1,701,412	0.73%	7.19%
2023	1.50%		38,332	41.30		1,582,926	1.06%	9.35%
2022	1.50%		41,158	37.76		1,554,254	0.60%	-11.10%
2021	1.50%		41,380	42.48		1,756,464	0.61%	30.82%

AMSRS
2025	1.50%		18,879	58.41		1,102,700	0.00%	12.05%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	1.50%	19,505	52.13	1,016,767	0.22%	23.96%
2023	1.50%	21,789	42.05	894,440	0.34%	25.02%
2022	1.50%	25,163	33.64	846,402	0.42%	-19.66%
2021	1.50%	29,988	41.87	1,250,996	0.37%	21.64%

AMTB
2025	1.50%	70,398	13.57	955,196	5.39%	4.14%
2024	1.50%	69,173	13.03	901,280	5.29%	4.51%
2023	1.50%	77,535	12.47	966,658	4.51%	4.33%
2022	1.50%	81,243	11.95	970,868	3.35%	-6.59%
2021	1.50%	122,909	12.79	1,572,472	2.84%	-0.76%

NOVPDI
2025	1.50%	103,567	15.95	1,652,352	1.24%	15.45%
2024	1.50%	117,638	13.82	1,625,682	1.55%	11.07%
2023	1.50%	126,267	12.44	1,571,009	1.70%	-3.05%
2022	1.50%	144,663	12.83	1,850,316	1.40%	-11.68%
2021	1.50%	161,798	14.53	2,351,042	1.26%	28.36%

NOVPM
2025	1.50%	84,907	27.91	2,367,417	0.00%	21.68%
2024	1.50%	92,290	22.94	2,109,981	0.00%	21.19%
2023	1.50%	103,789	18.93	1,953,857	0.00%	18.04%
2022	1.50%	110,888	16.03	1,742,265	0.00%	-23.71%
2021	1.50%	119,921	21.02	2,520,527	0.00%	27.74%

PMVAAA
2025	1.50%	14,001	20.39	285,457	4.70%	12.50%
2024	1.50%	14,153	18.12	256,497	6.70%	2.19%
2023	1.50%	15,440	17.73	273,809	2.86%	6.54%
2022	1.50%	19,360	16.65	322,261	7.63%	-13.15%
2021	1.50%	25,803	19.17	494,572	11.10%	14.50%

PMVEBA
2025	1.50%	267	20.39	5,455	6.91%	13.27%
2024	1.50%	275	18.00	4,948	6.43%	5.92%
2023	1.50%	297	17.00	5,055	5.70%	9.45%
2022	1.50%	297	15.53	4,619	4.80%	-16.97%
2021	1.50%	356	18.70	6,658	4.50%	-4.01%

PMVFHA
2025	1.50%	198	17.32	3,438	3.48%	2.40%
2024	1.50%	198	16.92	3,357	3.61%	3.88%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	1.50%	198	16.29	3,232	2.57%	7.39%
2022	1.50%	246	15.16	3,726	1.35%	-11.49%
2021	1.50%	924	17.13	15,828	1.59%	-3.42%

PMVGBA
2025	1.50%	17,228	14.38	247,787	4.53%	11.07%
2024	1.50%	16,698	12.95	216,227	3.51%	-1.99%
2023	1.50%	19,645	13.21	259,351	2.25%	3.69%
2022	1.50%	19,371	12.74	246,823	1.49%	-12.33%
2021	1.50%	19,744	14.53	286,953	4.99%	-5.59%

PMVHYA
2025	1.50%	23	22.14	498	6.26%	7.33%
2024	1.50%	23	20.62	464	5.84%	5.28%
2023	1.50%	22	19.59	441	5.66%	10.54%
2022	1.50%	22	17.72	399	5.04%	-11.62%
2021	1.50%	112	20.05	2,249	4.51%	2.09%

PMVRRA
2025	1.50%	55,009	17.08	939,431	3.33%	6.24%
2024	1.50%	52,212	16.08	836,619	2.63%	0.60%
2023	1.50%	58,553	15.98	925,921	2.98%	2.13%
2022	1.50%	65,112	15.65	1,018,749	7.09%	-13.21%
2021	1.50%	76,222	18.03	1,374,145	4.98%	4.01%

PMVRSA
2025	1.50%	1,818	8.35	15,178	2.94%	17.03%
2024	1.50%	1,918	7.13	13,681	2.19%	2.60%
2023	1.50%	2,011	6.95	13,983	16.07%	-9.22%
2022	1.50%	2,042	7.66	15,638	20.57%	7.00%
2021	1.50%	2,403	7.16	17,200	4.24%	31.36%

PMVTRA
2025	1.50%	144,112	16.95	2,442,128	4.10%	7.27%
2024	1.50%	143,775	15.80	2,258,408	4.04%	1.00%
2023	1.50%	158,932	15.64	2,485,888	3.56%	4.35%
2022	1.50%	155,785	14.99	2,335,058	2.59%	-15.57%
2021	1.50%	193,450	17.75	3,434,690	1.82%	-2.74%

PVSTA
2025	1.50%	77,922	12.55	977,612	4.49%	3.11%
2024	1.50%	102,358	12.17	1,236,692	5.01%	4.47%
2023	1.50%	97,233	11.65	1,121,844	4.47%	4.32%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2022	1.50%	97,331	11.16	1,086,674	1.59%	-1.63%
2021	1.50%	115,924	11.35	1,315,762	1.14%	-1.54%

ROCMC
2025	1.50%	6,282	50.71	318,605	0.00%	12.20%
2024	1.50%	6,391	45.20	287,389	0.00%	11.97%
2023	1.50%	6,647	40.37	268,343	0.00%	17.02%
2022	1.50%	6,972	34.50	240,526	0.00%	-23.59%
2021	1.50%	8,233	45.15	371,720	0.00%	28.05%

ROCSC
2025	1.50%	10,249	52.52	538,262	1.92%	7.31%
2024	1.50%	10,257	48.94	502,006	1.13%	1.86%
2023	1.50%	12,601	48.05	593,592	0.89%	24.06%
2022	1.50%	13,008	38.73	503,841	0.38%	-10.54%
2021	1.50%	15,061	43.30	649,591	1.30%	26.90%

TAVV
2025	1.50%	14,470	40.28	582,868	2.27%	32.84%
2024	1.50%	16,095	30.32	483,987	2.60%	-3.73%
2023	1.50%	20,280	31.50	638,810	2.07%	19.02%
2022	1.50%	22,175	26.47	586,886	1.36%	14.38%
2021	1.50%	21,860	23.14	504,666	0.70%	20.25%

VWBF
2025	1.50%	6,087	21.13	128,648	5.37%	16.73%
2024	1.50%	6,511	18.10	114,335	7.21%	1.23%
2023	1.50%	7,472	17.88	133,635	4.24%	9.75%
2022	1.50%	8,768	16.30	142,884	3.95%	-8.31%
2021	1.50%	13,861	17.77	246,357	5.15%	-5.48%

VWEM
2025	1.50%	21,211	37.38	792,778	0.72%	27.99%
2024	1.50%	22,618	29.20	658,916	1.66%	-0.31%
2023	1.50%	24,811	29.29	726,766	3.54%	8.14%
2022	1.50%	32,367	27.09	876,720	0.28%	-25.50%
2021	1.50%	33,209	36.36	1,207,411	0.91%	-13.18%

VWHA
2025	1.50%	11,335	34.72	393,594	2.52%	34.45%
2024	1.50%	12,117	25.83	312,454	2.51%	-4.29%
2023	1.50%	13,437	26.98	359,256	2.82%	-5.02%
2022	1.50%	15,267	28.41	429,168	1.70%	6.78%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	1.50%	12,522	26.60	333,127	0.44%	17.15%

PIHYB2
2025	1.50%	1,007	21.63	21,776	5.76%	6.31%
2024	1.50%	1,009	20.35	20,539	5.51%	6.85%
2023	1.50%	1,009	19.04	19,222	5.33%	9.36%
2022	1.50%	1,013	17.41	17,634	4.83%	-12.75%
2021	1.50%	1,377	19.96	27,470	4.87%	3.88%

PIVEI2
2025	1.50%	18,950	38.17	723,286	1.97%	9.48%
2024	1.50%	21,455	34.86	747,988	1.93%	9.31%
2023	1.50%	22,862	31.89	729,145	1.65%	5.58%
2022	1.50%	25,168	30.21	760,259	1.49%	-9.31%
2021	1.50%	30,818	33.31	1,026,479	1.23%	23.47%

PIVF2
2025	1.50%	3,868	54.45	210,625	0.22%	21.24%
2024	1.50%	4,148	44.91	186,267	0.42%	20.48%
2023	1.50%	4,548	37.27	169,513	0.57%	26.67%
2022	1.50%	6,122	29.42	180,148	0.37%	-20.87%
2021	1.50%	8,695	37.19	323,322	0.09%	25.75%

PIVMV2
2025	1.50%	5,175	32.41	167,710	1.82%	9.21%
2024	1.50%	5,284	29.68	156,808	1.74%	8.99%
2023	1.50%	6,299	27.23	171,517	1.96%	10.54%
2022	1.50%	7,495	24.63	184,641	1.38%	-7.28%
2021	1.50%	5,776	26.57	153,482	0.75%	27.45%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2025 Statutory Financial Statements and Supplemental Schedules

FOR THE YEAR ENDED December 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for the each of the years in the three-year period ended December 31, 2025, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

                                   KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

                                   International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulations S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 22, 2026

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,

(in thousands, except share amounts)	2025	2024
Admitted assets

Invested assets

Bonds	$544,537	$538,081

Stocks	1,990	9,991

Mortgage loans, net of allowance	669	984

Policy loans	3,560	3,831

Cash, cash equivalents and short-term investments	32,486	19,645

Other invested assets	1,968	-
Total invested assets	$585,210	$572,532

Accrued investment income	5,420	5,773

Deferred federal income tax assets, net	8,836	9,561

Other assets	12,792	8,309

Separate account assets	14,305,570	12,061,568
Total admitted assets	$14,917,828	$12,657,743

Liabilities, capital and surplus

Liabilities

Future policy benefits and claims	$249,644	$258,023

Funds withheld and other payables on reinsurance	107,151	114,593

Asset valuation reserve	5,199	5,029

Reinsurance in unauthorized company	7,421	9,218

Other liabilities	35,262	35,591

Separate account liabilities	14,305,570	12,061,568
Total liabilities	$14,710,247	$12,484,022

Capital and surplus

Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding -1,043,565 shares)	$5,009	$5,009

Special surplus funds	894	834

Additional paid-in capital	42,165	42,165

Unassigned surplus	159,513	125,713

Total capital and surplus	$207,581	$173,721

Total liabilities, capital and surplus	$14,917,828	$12,657,743

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Years ended December 31,
(in thousands)	2025	2024	2023

Revenues

Premiums and annuity considerations	$1,574,624	$1,348,190	$901,655

Net investment income	26,295	24,325	22,311

Policyholder fee income	29,455	26,482	23,241

Other revenues	1,251	2,150	1,854

Total revenues	$1,631,625	$1,401,147	$949,061

Benefits and expenses

Benefits to policyholders and beneficiaries	$1,095,078	$926,596	$817,326

Decrease in reserves for future policy benefits and claims	(13,408)	(13,935)	(9,017)

Net transfers to separate accounts	503,301	445,603	104,692

Decrease in funds withheld	5,524	5,901	4,944

Other expenses	954	2,384	4,428

Total benefits and expenses	$1,591,449	$1,366,549	$922,373

Income before federal income tax (benefit) expense and net realized capital gains (losses) on investments	$40,176	$34,598	$26,688

Federal income tax (benefit) expense	(735)	3,068	(9,917)

Income before net capital gains (losses) on investments	$40,911	$31,530	$36,605

Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $11, $(65) and $(174) in 2025, 2024 and 2023, respectively, and excluding $(1,012), $(258) and $(1,248) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	40	242	(935)

Net income	$40,951	$31,772	$35,670

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022	$5,009	$-	$42,165	$71,735	$118,909

Net income	-	-	-	35,670	35,670

Change in asset valuation reserve	-	-	-	(176)	(176)

Change in net unrealized capital gains and losses net of tax expense of $49	-	-	-	1,001	1,001

Change in deferred income taxes	-	-	-	(6,435)	(6,435)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	503	-	2,324	2,827

Change in liability for reinsurance in unauthorized company	-	-	-	(9,928)	(9,928)
Balance as of December 31, 2023	$5,009	$503	$42,165	$94,191	$141,868

Net income	-	-	-	31,772	31,772

Change in asset valuation reserve	-	-	-	(1,020)	(1,020)

Change in net unrealized capital gains and losses net of tax expense of $14	-	-	-	503	503

Change in deferred income taxes	-	-	-	1,377	1,377

Change in nonadmitted assets	-	-	-	(1,489)	(1,489)

Change in liability for reinsurance in unauthorized company	-	-	-	710	710

Other, net	-	331	-	(331)	-
Balance as of December 31, 2024	$5,009	$834	$42,165	$125,713	$173,721

Net income	-	-	-	40,951	40,951

Change in asset valuation reserve	-	-	-	(170)	(170)

Change in net unrealized capital gains and losses net of tax expense of $7	-	-	-	(359)	(359)

Change in deferred income taxes	-	-	-	1,010	1,010

Change in nonadmitted assets	-	-	-	(1,719)	(1,719)

Change in liability for reinsurance in unauthorized company	-	-	-	1,796	1,796

Dividends to Nationwide Life Insurance Company	-	-	-	(7,649)	(7,649)

Other, net	-	60	-	(60)	-
Balance as of December 31, 2025	$5,009	$894	$42,165	$159,513	$207,581

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Years ended December 31,
(in thousands)	2025	2024	2023

Cash flows from operating activities:

Premiums collected, net of reinsurance	$1,574,624	$1,348,190	$901,655

Net investment income	25,342	22,898	21,055

Other revenue	30,447	27,212	24,983

Policy benefits and claims paid	(1,094,740)	(925,524)	(817,922)

Commissions, operating expenses and taxes, other than federal income tax paid	(5,490)	(8,338)	(8,291)

Net transfers to separate accounts	(503,279)	(445,576)	(104,668)

Federal income taxes (paid) recovered	(749)	9,192	(122)
Net cash provided by operating activities	$26,155	$28,054	$16,690

Cash flows from investing activities:

Proceeds from investments sold, matured or repaid:

Bonds and stocks	$114,957	$61,685	$43,820

Mortgage loans	315	818	2,552

Other assets	-	-	2
Total investment proceeds	$115,272	$62,503	$46,374

Cost of investments acquired:

Bonds and stocks	$(123,038)	$(83,480)	$(111,362)

Other assets	-	(2)	-
Total investments acquired	$(123,038)	$(83,482)	$(111,362)

Net decrease in policy loans	269	469	295
Net cash used in investing activities	$(7,497)	$(20,510)	$(64,693)

Cash flows from financing activities and miscellaneous sources:

Net change in deposits on deposit-type contract funds and other insurance liabilities	$5,042	$(6,271)	$5,745

Other cash (used) provided	(10,859)	7,845	585
Net cash (used in) provided by financing activities and miscellaneous sources	$(5,817)	$1,574	$6,330

Net increase (decrease) in cash, cash equivalents and short-term investments	$12,841	$9,118	$(41,673)

Cash, cash equivalents and short-term investments at beginning of year	19,645	10,527	52,200
Cash, cash equivalents and short-term investments at end of year	$32,486	$19,645	$10,527

Supplemental disclosure of non-cash activities:

Dividend of subsidiary common stock to stockholder	$7,649	$-	$-

Exchange of bond investment to bond investment	$7,299	$2,004	$26,508

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of JNL’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc., a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily markets variable annuities, including a flat insurance fee-based variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from United States (“U.S.”) generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with statutory accounting principles (“SAP”) prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist of surplus notes. Surplus notes are generally stated at amortized cost, except those with a NAIC designation of “3” through “6” which are stated at the lower of amortized cost or fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets, in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital (“RBC”) greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2025 and 2024, the Company has $894 and $834, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Reconciliation to Annual Statutory Financial Statements

Subsequent to the filing of the Company’s annual statutory financial statements, the Company identified an understatement in its disclosure of separate account reserves presented within Note 32D of the annual statutory financial statements. This resulted in a difference of $33,576 between the annual statutory financial statements and these audited statutory financial statements in the disclosure of annuity reserves within the separate accounts, net, in Note 3 as of December 31, 2025.

Subsequent Events

The Company evaluated subsequent events through April 22, 2026, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2025
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,503	$-	$2,503	0%
At book value less current surrender charge of 5% or more	113	-	-	113	0%
At fair value	-	-	14,266,505	14,266,505	98%
Total with market value adjustment or at fair value	$113	$2,503	$14,266,505	$14,269,121	98%
At book value without adjustment (minimal or no charge or adjustment)	246,769	-	-	246,769	2%
Not subject to discretionary withdrawal	11,781	-	414	12,195	0%
Total, gross	$258,663	$2,503	$14,266,919	$14,528,085	100%
Less: Reinsurance ceded	(111,510)	-	-	(111,510)
Total, net	$147,153	$2,503	$14,266,919	$14,416,575
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$28	$-	$-	$28

December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,581	$-	$2,581	0%
At book value less current surrender charge of 5% or more	150	-	-	150	0%
At fair value	-	-	12,026,525	12,026,525	98%
Total with market value adjustment or at fair value	$150	$2,581	$12,026,525	$12,029,256	98%
At book value without adjustment (minimal or no charge or adjustment)	260,047	-	-	260,047	2%
Not subject to discretionary withdrawal	13,047	-	187	13,234	0%
Total, gross	$273,244	$2,581	$12,026,712	$12,302,537	100%
Less: Reinsurance ceded	(118,674)	-	-	(118,674)
Total, net	$154,570	$2,581	$12,026,712	$12,183,863
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$7	$-	$-	$7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non-guaranteed	Total	% of Total
December 31, 2025
Subject to discretionary withdrawal:
At fair value	$-	$33,576	$33,576	46%
Total with market value adjustment or at fair value	$-	$33,576	$33,576	46%
At book value without adjustment (minimal or no charge or adjustment)	38,916	-	38,916	54%
Total, gross	$38,916	$33,576	$72,492	100%
Less: Reinsurance ceded	(1,081)	-	(1,081)
Total, net	$37,835	$33,576	$71,411

December 31, 2024
Subject to discretionary withdrawal:
At fair value	$-	$32,182	$32,182	42%
Total with market value adjustment or at fair value	$-	$32,182	$32,182	42%
At book value without adjustment (minimal or no charge or adjustment)	44,915	$-	$44,915	58%
Total, gross	$44,915	$32,182	$77,097	100%
Less: Reinsurance ceded	(1,076)	-	(1,076)
Total, net	$43,839	$32,182	$76,021

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total
December 31, 2025
At book value without adjustment (minimal or no charge or adjustment)	$58,153	78%
Not subject to discretionary withdrawal	16,255	22%
Total, gross	$74,408	100%
Less: Reinsurance ceded	(9,752)
Total, net	$64,656
December 31, 2024
At book value without adjustment (minimal or no charge or adjustment)	$56,136	81%
Not subject to discretionary withdrawal	13,324	19%
Total, gross	$69,460	100%
Less: Reinsurance ceded	(9,846)
Total, net	$59,614

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2025	2024
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$173,676	$185,754
Supplemental contracts with life contingencies, net	11,312	12,655
Deposit-type contracts	64,656	59,614
Subtotal	$249,644	$258,023

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	14,302,998	12,061,475
Subtotal	$14,302,998	$12,061,475
Total annuity actuarial reserves and deposit fund liabilities, net	$14,552,642	$12,319,498

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2025
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$74,080	$130,324	$133,150
Subtotal	$74,080	$130,324	$133,150
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	2,987
Accidental death benefits	-	-	6
Disability - active lives	-	-	14
Disability - disabled lives	-	-	1,211
Miscellaneous reserves	-	-	1,457
Total, gross	$74,080	$130,324	$138,825
Less: Reinsurance ceded	(74,080)	(130,324)	(138,825)
Total, net	$-	$-	$-

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$79,437	$139,873	$140,920
Subtotal	$79,437	$139,873	$140,920
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	3,704
Accidental death benefits	-	-	7
Disability - active lives	-	-	20
Disability - disabled lives	-	-	2,771
Miscellaneous reserves	-	-	1,559
Total, gross	$79,437	$139,873	$148,981
Less: Reinsurance ceded	(79,437)	(139,873)	(148,981)
Total, net	$-	$-	$-

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		December 31, 2024
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuities	$14,305,570	$-	$12,061,568	$-
Total	$14,305,570	$-	$12,061,568	$-

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Separate accounts held by the Company primarily relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2025

Premiums, considerations or deposits	$-	$1,580,201	$1,580,201
Reserves

For accounts with assets at:

Fair value	$2,503	$14,300,495	$14,302,998
Total reserves[1]	$2,503	$14,300,495	$14,302,998
By withdrawal characteristics:

With market value adjustment	$2,503	$-	$2,503

At fair value	-	14,300,081	14,300,081
Subtotal	$2,503	$14,300,081	$14,302,584

Not subject to discretionary withdrawal	-	414	414
Total reserves[1]	$2,503	$14,300,495	$14,302,998

1

The total reserves balance does not equal the liabilities related to separate accounts of $14,305,570 in the statutory statements of admitted assets, liabilities, capital and surplus by $2,572, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2024

Premiums, considerations or deposits	$-	$1,350,060	$1,350,060
Reserves

For accounts with assets at:

Fair value	$2,581	$12,058,894	$12,061,475
Total reserves[1]	$2,581	$12,058,894	$12,061,475
By withdrawal characteristics:

With market value adjustment	$2,581	$-	$2,581

At fair value	-	12,058,707	12,058,707
Subtotal	$2,581	$12,058,707	$12,061,288

Not subject to discretionary withdrawal	-	187	187
Total reserves[1]	$2,581	$12,058,894	$12,061,475

1

The total reserves balance does not equal the liabilities related to separate accounts of $12,061,568 in the statutory statements of admitted assets, liabilities, capital and surplus by $93, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2025	2024	2023
Net transfers as reported in the statutory statements of operations of the separate accounts:

Transfers to separate accounts	$1,580,201	$1,350,060	$897,590

Transfers from separate accounts	(1,070,881)	(903,226)	(795,025)
Net transfers to separate accounts	$509,320	$446,834	$102,565

Reconciling adjustments:

Exchange accounts and fees not included in the general account transfers	(5,854)	(978)	2,321

Other miscellaneous adjustments not included in the general account balance	(165)	(253)	(194)
Net transfers as reported in the statutory statements of operations	$503,301	$445,603	$104,692

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:

Issuer credit obligations:

U.S. Government obligations	$16,006	$55	$194	$15,867

Non-U.S. Sovereign jurisdiction securities	1,505	—	145	1,360

Municipal bonds – special revenue	10,538	14	734	9,818

Corporate bonds (unaffiliated)	391,263	5,770	9,735	387,298

Single entity backed obligations (unaffiliated)	4,710	—	749	3,961

Bonds issued by funds representing operating entities	7,061	19	43	7,037
Total issuer credit obligations	$431,083	$5,858	$11,600	$425,341

Asset backed-securities:

Financial – self-liquidating agency residential mortgage-backed securities – guaranteed	2,723	41	—	2,764

Agency residential mortgage-backed securities – not/partially guaranteed	54,734	148	1,391	53,491

Non-agency residential mortgage-backed securities (unaffiliated)	16,118	388	259	16,247

Non-agency commercial mortgage-backed securities (unaffiliated)	31,906	49	2,691	29,264

Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,087	10	2	4,095

Other financial – self-liquidating (unaffiliated)	2,489	6	52	2,443

Non-financial – practical expedient lease-backed securities (unaffiliated)	1,397	—	34	1,363

Total asset-backed securities	$113,454	$642	$4,429	$109,667

Total bonds	$544,537	$6,500	$16,029	$535,008

Preferred stocks unaffiliated	$1,990	$—	$—	$1,990

Total unaffiliated stocks	$1,990	$—	$—	$1,990

Total bonds and unaffiliated stocks	$546,527	$6,500	$16,029	$536,998

December 31, 2024

Bonds:

U.S. Government	$7,833	$—	$434	$7,399

States, territories and possessions	993	—	139	854

Political subdivisions and special revenues	12,396	1	842	11,555

Industrial and miscellaneous	439,272	1,732	17,783	423,221

Loan-backed and structured securities	77,587	451	5,518	72,520
Total bonds	$538,081	$2,184	$24,716	$515,549

Preferred stocks unaffiliated	$1,956	$—	$—	$1,956

Total unaffiliated stocks[1]	$1,956	$—	$—	$1,956

Total bonds and unaffiliated stocks	$540,037	$2,184	$24,716	$517,505

1	Excludes affiliated common stocks with a carrying value of $8,035 as of December 31, 2024. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law was $10,379 and $10,271 as of December 31, 2025 and 2024, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in thousands)	Carrying value	Fair value
Bonds:

Due in one year or less	$37,643	$37,623

Due after one year through five years	185,460	188,133

Due after five years through ten years	108,242	108,822

Due after ten years through twenty years	121,886	115,498

Due after twenty years	91,306	84,932
Total bonds	$544,537	$535,008

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025

Bonds:

Issuer credit obligations	$31,965	$200	$159,382	$11,400	$191,347	$11,600

Asset-backed securities	26,492	208	37,045	4,221	63,537	4,429
Total bonds	$58,457	$408	$196,427	$15,621	$254,884	$16,029
Preferred stocks unaffiliated	$-	$-	$976	$24	$976	$24
Total bonds and unaffiliated stocks	$58,457	$408	$197,403	$15,645	$255,860	$16,053

December 31, 2024

Bonds:

U.S. Government	$-	$-	$7,399	$434	$7,399	$434

States, territories and possessions	-	-	854	139	854	139

Political subdivisions	2,237	63	7,717	779	9,954	842

Industrial and miscellaneous	164,679	2,099	169,215	15,684	333,894	17,783

Loan-backed and structured securities	13,584	167	47,511	5,351	61,095	5,518
Total bonds	$180,500	$2,329	$232,696	$22,387	$413,196	$24,716
Preferred stocks unaffiliated	$-	$-	$946	$54	$946	$54
Total bonds and unaffiliated stocks	$180,500	$2,329	$233,642	$22,441	$414,142	$24,770

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities that have been identified as having other-than-temporary impairments.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,

(in thousands)	2025	2024	2023
Bonds	$24,400	$23,151	$19,917

Preferred stocks	113	218	339

Common stocks	-	51	222

Mortgage loans	50	71	169

Policy loans	217	247	270

Other	2,043	1,124	1,867

Gross investment income	$26,823	$24,862	$22,784

Investment expenses	(528)	(537)	(473)

Net investment income	$26,295	$24,325	$22,311

There was no investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $5,420 and $5,773, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,

(in thousands)	2025	2024	2023

Net realized capital losses on sales and maturities	$(961)	$(81)	$(1,282)

Other-than-temporary impairments and other	-	-	(1,075)

Total net realized capital losses	$(961)	$(81)	$(2,357)

Tax expense (benefit) on realized losses	11	(65)	(174)

Net realized capital losses, net of tax	$(972)	$(16)	$(2,183)

Less: Net realized losses transferred to the IMR	(1,012)	(258)	(1,248)

Net realized capital gains (losses), net of tax and transfers to the IMR	$40	$242	$(935)

For the year ended December 31, 2025, the gross realized gains and gross realized losses on sales of bonds were $89 and $1,150, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $268 and $437 , respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $38 and $1,320 , respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Restricted Assets

The following table summarizes the total admitted restricted assets for the year ended December 31, 2025.

	Total admitted restricted assets

(in thousands)	2025	2024
On deposit with states	$10,379	$10,271

Assets held under funds withheld reinsurance agreements	106,538	114,018
Total restricted assets	$116,917	$124,289

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2025

Assets

Preferred stocks unaffiliated	$-	$1,990	$-	$1,990

Separate account assets	14,305,570	-	-	14,305,570
Assets at fair value	$14,305,570	$1,990	$-	$14,307,560

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2024

Assets

Preferred stocks unaffiliated	$-	$1,956	$-	$1,956

Separate account assets	12,061,568	-	-	12,061,568
Assets at fair value	$12,061,568	$1,956	$-	$12,063,524

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

		Fair Value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2025
Assets

Issuer credit obligations[1]	$15,867	$401,297	$8,177	$425,341	$431,083

Asset-backed securities	-	109,667	-	109,667	113,454
Total bonds	$15,867	$510,964	$8,177	$535,008	$544,537

Mortgage loans, net of allowance	-	-	669	669	669

Policy loans	-	-	3,560	3,560	3,560

Cash, cash equivalents and short-term investments	(2,965)	35,451	-	32,486	32,486

Other invested assets	-	1,851	-	1,851	1,968
Total assets	$12,902	$548,266	$12,406	$573,574	$583,220

		Fair Value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets

Bonds[1]	$7,398	$499,091	$9,060	$515,549	$538,081

Mortgage loans, net of allowance	-	-	984	984	984

Policy loans	-	-	3,831	3,831	3,831

Cash, cash equivalents and short-term investments	4,036	15,609	-	19,645	19,645
Total assets	$11,434	$514,700	$13,875	$540,009	$562,541

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) reinsurance agreement, as disclosed in Note 8, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2025
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$30,108	$2	$30,110
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$30,108	$2	$30,110
Less: Deferred tax assets nonadmitted	20,640	-	20,640
Net admitted deferred tax assets	$9,468	$2	$9,470
Less: Deferred tax liabilities	30	604	634
Net admitted deferred tax assets (liabilities)	$9,438	$(602)	$8,836

	December 31, 2024
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$28,944	$73	$29,017
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$28,944	$73	$29,017
Less: Deferred tax assets nonadmitted	18,912	-	18,912
Net admitted deferred tax assets	$10,032	$73	$10,105
Less: Deferred tax liabilities	38	506	544
Net admitted deferred tax assets (liabilities)	$9,994	$(433)	$9,561

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2025	2024	Change
Adjusted gross deferred tax assets	$30,110	$29,017	$1,093
Total deferred tax liabilities	634	544	90
Net deferred tax assets	$29,476	$28,473	$1,003
Less: Tax effect of unrealized gains and losses			(7)
Change in deferred income tax			$1,010

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2025
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$8,835	$1	$8,836
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	633	1	634
Admitted deferred tax assets	$9,468	$2	$9,470

	December 31, 2024
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$9,561	$-	$9,561
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	471	73	544
Admitted deferred tax assets	$10,032	$73	$10,105

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $29,812 and $24,624, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $198,745 and $164,159 as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 2,530% and 2,049% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2025
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	1.39%	0.00%	1.39%
Net admitted adjusted gross deferred tax assets	3.99%	0.00%	3.99%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2025 and 2024.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2025 and 2024.

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$195	$295	$(100)
Deferred acquisition costs	29,853	27,753	2,100
Net operating loss carry-forward	-	431	(431)
Tax credit carry-forward	-	403	(403)
Other	60	62	(2)
Subtotal	$30,108	$28,944	$1,164
Nonadmitted	$(20,640)	$(18,912)	$(1,728)
Admitted ordinary deferred tax assets	$9,468	$10,032	$(564)
Capital:
Investments	$2	$73	$(71)
Subtotal	$2	$73	$(71)
Admitted capital deferred tax assets	$2	$73	$(71)
Admitted deferred tax assets	$9,470	$10,105	$(635)

Deferred tax liabilities
Ordinary:
Investments	$(3)	$(3)	$-
Other	(27)	(35)	8
Subtotal	$(30)	$(38)	$8
Capital:
Investments	$(604)	$(506)	$(98)
Subtotal	$(604)	$(506)	$(98)
Deferred tax liabilities	$(634)	$(544)	$(90)
Net deferred tax assets	$8,836	$9,561	$(725)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2025 and 2024.

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2025	2024	2023
Current income tax (benefit) expense	$(725)	$3,003	$(10,091)
Change in deferred income tax (without tax on unrealized gains and losses)	(1,010)	(1,377)	6,435
Total income tax (benefit) expense reported	$(1,735)	$1,626	$(3,656)

Income before income and capital gains taxes	$40,227	$34,775	$25,579
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$8,448	$7,303	$5,372
Decrease in actual tax reported resulting from:
Tax credits	$(4,610)	$(2,118)	$(2,030)
Dividends received deduction	(4,370)	(3,372)	(6,645)
Amortization of interest maintenance reserve	(232)	(100)	(353)
Other	(971)	(87)	-
Total income tax (benefit) expense reported	$(1,735)	$1,626	$(3,656)

There were no federal income taxes incurred that are available for recoupment in the event of future net losses as of December 31, 2025.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide GSC Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life and Benefits Insurance Company

Nationwide Life Insurance Company

Nationwide Property & Casualty Insurance Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NSM Sales Corporation

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(8)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $138,860 and $150,047 as of December 31, 2025 and 2024, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $106,607 and $113,558 as of December 31, 2025 and 2024, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company, consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

(9)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as part of its ongoing operations. The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. Pursuant to a cost sharing agreement between the companies, the amounts associated with these services are subject to allocation based on standard allocation techniques and procedures acceptable under general cost accounting techniques and procedures in conformity with NAIC statutory accounting principles. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, pro rata share of employees or their salaries and other methods agreed to by the participating companies. The Company does not believe amounts recognized under the intercompany agreement are materially different than what would have been recognized had the Company operated on a stand-alone basis. During 2025, 2024 and 2023, the Company’s operating expenses allocated under these agreements were $21,187, $22,192 and $21,696, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2025 and 2024 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $18,174 and $17,493 as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company has entered into two servicing agreements with its affiliate, Nationwide Investment Services Corporation (“NISC”) as successor to Jefferson National Securities Corporation. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through NISC and the Company agrees to reimburse NISC for all variable annuity commissions paid. The Distribution Agreement stipulates that NISC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse NISC for the costs it incurs to distribute these contracts. The total amounts reimbursed in 2025, 2024 and 2023 under these agreements were immaterial.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

Amounts on deposit with NCMC for the benefit of the Company were $35,450 and $15,609 as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $27,410 and $13,968, respectively, of cash and cash equivalents, with the remaining amounts in short-term investments.

On July 1, 2025, the Company paid a dividend distribution to NLIC that was declared on June 4, 2025. The distribution, which was recorded at a cost of $7,649, consisted of the outstanding common stock of JNLNY.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(10)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements (in thousands)

(11)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory surplus as of December 31, 2025 was $202,572 and statutory net gain from operations before realized capital gains or losses for 2025 was $40,911. As of January 1, 2026, the Company had the ability to pay dividends of $40,911 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I	Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in thousands)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Fixed maturities:
	Bonds:
	U.S. government and agencies	$16,006	$15,867	$16,006
	Obligations of states and political subdivisions	9,737	9,136	9,737
	Foreign governments	994	908	994
	Public utilities	60,612	60,137	60,612
	All other corporate, mortgage-backed and asset-backed securities	457,188	448,960	457,188
	Total fixed maturities	$544,537	$535,008	$544,537
	Equity securities:
	Nonredeemable preferred stocks	$1,990	$1,990	$1,990
	Total equity securities	$1,990	$1,990	$1,990
	Mortgage loans	$669		$669
	Cash, cash equivalents and short-term investments	32,486		32,486
	Policy loans[1]	3,828		3,560
	Other long-term investments	1,968		1,968
	Total invested assets	$585,478		$585,210

1	Difference from Column B is due to $268 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV	Reinsurance

As of December 31, 2025, 2024 and 2023 and for each of the years then ended:

(in thousands)
Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2025
Life insurance in force	$710,347	$(710,347)	$-	$-	0%
Life insurance premiums[1]	$9,275	$(9,275)	$-	$-	0%

2024
Life insurance in force	$781,802	$(781,802)	$-	$-	0%
Life insurance premiums[1]	$9,902	$(9,902)	$-	$-	0%

2023
Life insurance in force	$862,903	$(862,903)	$-	$-	0%
Life insurance premiums[1]	$10,457	$(10,457)	$-	$-	0%

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.